Investment Strategy	Jan. 28, 2026
Themes China Generative Artificial Intelligence ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]
The Fund employs a “passive management” (or indexing) investment approach designed to track the performance, before fees and expenses, of the BITA China Generative AI Select Index (the “Index”). The Index is based on a proprietary methodology developed and maintained by BITA GmbH (the “Index Provider” or “BITA”), which is an organization that is independent of, and unaffiliated with, the Fund and Themes Management Company, LLC, the Fund’s investment adviser (the “Adviser”).
The Index
The Index is designed to provide exposure to publicly traded Chinese companies listed in the U.S. or Hong Kong, or accessible via Stock Connect, which derive significant revenue from generative artificial intelligence (“AI”) related activities. The Index is denominated in U.S. dollars. As of December 31, 2025, the Index was comprised of 24 companies with a market capitalization range of between approximately $20.9 million and $176.3 billion and a weighted average market capitalization of approximately $38.7 billion.
In constructing or adjusting the Index, the Index Provider identifies an “Index Universe” that is composed of publicly listed Chinese securities traded in the U.S., Hong Kong, or accessible via Stock Connect. Sanctioned securities are excluded from the Index Universe. A security is defined to be a Chinese security if it is issued by a company that is incorporated, domiciled or primarily operating in mainland China, Hong Kong, or Macau, regardless of where the security is listed or traded. The Index Universe includes companies whose products, services, and activities contribute to solutions within the generative artificial intelligence (“Generative AI”) ecosystem. Generative AI is a subset of AI that focuses on creating new content based on input data. These Generative AI companies operate across and are classified in the following subthemes by the Index Provider (the “Generative AI Industry”):
A.    AI Infrastructure and Hardware: Companies that provide the underlying computing infrastructure necessary for AI model development and execution. This includes semiconductor manufacturers producing high-performance AI chips for both data center and on-device inference, as well as AI-optimized power management chips and networking hardware. Further included are data center operators supporting AI workloads, firms providing AI-optimized edge computing modules, foundries specializing in AI chip manufacturing and firms specializing in AI-optimized cloud computing services.
B.    AI Model Training and Provision: Companies that generate revenue from developing, training, and providing large-scale AI models. This includes firms specializing in foundational AI models, machine learning frameworks, and cloud-based AI model services that enable businesses and developers to integrate Generative AI into their applications.
C.    Generative AI Application Software: Companies that develop software solutions utilizing Generative AI to create text, images, audio, video, personalized IoT (Internet of Things) automation workflows, or other forms of synthetic media. This includes AI-powered content creation tools, virtual assistants, generative AI for real-time media enhancement and automation software that leverage advanced machine learning algorithms.
D.    General AI Application Software: Companies that leverage Generative AI to enhance traditional software applications across various industries. This includes AI-enhanced vertical SaaS (Software as a Service) platforms and other enterprise software, cybersecurity solutions, customer engagement platforms, and AI-powered business intelligence tools.
E.    Physical AI Applications: Companies that integrate Generative AI into hardware and robotics, enabling real-world applications such as autonomous systems, IoT devices with generative AI-driven automation, intelligent manufacturing, and AI-driven automation in the production and services of industries like healthcare, logistics, and retail.
In order to provide an objective measure of the level of exposure of a company to the Generative AI Industry, the Index Provider has developed an objective score, called the BITA Thematic Exposure Score. Revenue-based Thematic Exposure Scores are determined through an in-depth analysis of a company’s business footprint via the collection of publicly available data provided by the company in regulatory filings (such as Annual Reports, 10-Ks, 10-Qs, 20-Fs, and 8-Ks), quarterly earnings reports, investor presentations, official earnings conference call transcripts, as well as credible news sources. A company’s total Thematic Exposure Score is equivalent to the sum of the revenue derived by the company from the Generative AI Industry as a proportion of the company’s total revenue.
Companies must meet each of the following requirements to be included in the Index Universe:
Thematic requirement: Companies included in the Index Universe must first fulfill one of the following two requirements:
1)    Thematic Exposure: a Thematic Exposure Score equal to or greater than 50% of their total revenue, or
2)    Thematic Revenue Dollars Amount: The Thematic Revenue Dollar Amount for each company is determined by taking the company’s total revenue and multiplying it by its Thematic Exposure Score. The securities from the top 5 companies ranked by their Thematic Revenue Dollar Amount from the Generative AI Industry are chosen for inclusion in the Index Universe.
Minimum size requirement: Securities of companies with a market capitalization below $250 million are excluded.
Minimum liquidity requirement: Securities with a 3-month Average Daily Value Traded below $1,000,000 are excluded. The Average Daily Traded Value of a security is the sum of the daily traded value (the product of the closing price and the number of shares traded that day) over a specified period divided by the number of trading days over that specified period.
Security type: Ordinary shares and American Depositary Receipts (ADRs) are included in the Index Universe.
All companies in the Index Universe are selected for the Index (each, an “Index Component” or a “Generative AI Company”). If a company has more than one share class that qualifies for membership on a stand-alone basis in the Index Universe, only the highest ranked share class will be included, as ranked by its 3-month Average Daily Value Traded. The determination of the Index Universe and the selection of Index Components is made by the Index Provider based on its proprietary methodology. The Index is rebalanced quarterly.
On Determination Day (defined below), Index Components are weighted based on free float market capitalization. The initial weights of each Index Component are reviewed and adjusted (if required) through a liquidity optimization process that limits single day trading to 25% of value traded for any Index Component given a theoretical $25,000,000 inflow. The weights of all Index Components are subject to the following capping constraints: i) the weight of each Index Component cannot exceed 10% of the total Index weight; and ii) the cumulative weight of all Index Components representing more than 5% of the Index cannot exceed 45% of the total Index weight. The weights in excess are redistributed proportionally among the rest of the uncapped Index Components.
The Index is reconstituted and rebalanced quarterly in March, June, September and December at the Close of Business (COB) on the 3rd Friday of the rebalancing month after market close. The Determination Day for ordinary adjustments occurs at the COB on the 1st Friday of the rebalancing/reconstitution month.
The Fund’s Investment Strategy
The Fund will invest, under normal circumstances, at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in securities that comprise the Index and in American Depositary Receipts(“ADRs”) and Global Depositary Receipts (“GDRs”) based on the securities in the Index. The Fund will also invest, under normal circumstances, at least 80% of its net assets, plus borrowings for investment purposes, in securities of Chinese Generative AI Companies and ADRs and GDRs based on such securities. The Index may include securities of large-, mid- and small-capitalization companies. The Fund’s 80% Policies are non-fundamental and require 60 days prior written notice to shareholders before each can be changed.
The Fund uses a “passive” or indexing approach to try to achieve the Fund’s investment objective. Unlike many investment companies, the Fund does not try to beat the Index and does not seek temporary defensive positions when markets decline or appear overvalued. Indexing may eliminate the chance that the Fund will substantially outperform the Index but also may reduce some of the risks of active management, such as poor security selection. Indexing seeks to achieve lower costs and better after-tax performance by aiming to keep portfolio turnover low in comparison to actively managed investment companies.
The following China-related securities may be included in the Index and/or represent investments of the Fund:

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China A-Shares, which are shares of companies incorporated in mainland China that are traded on the Chinese exchanges and denominated in domestic renminbi. China A-Shares are primarily purchased and sold in the domestic Chinese market. To the extent the Fund invests in China A-Shares, it expects to do so through the trading and clearing facilities of a participating exchange located outside of mainland China (“Stock Connect Programs”). A Renminbi Qualified Foreign Institutional Investor (“RQFII”) or Qualified Foreign Institutional Investor (“QFII”) license may also be acquired to invest directly in China A-Shares.

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China B-Shares, which are shares of companies listed on the Shanghai or Shenzhen Stock Exchange but quoted and traded in foreign currencies (such as Hong Kong Dollars or U.S. Dollars), which were primarily created for trading by foreign investors.

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China H-Shares, which are shares of companies incorporated in mainland China and listed on the Hong Kong Stock Exchange (“H-Shares”), where they are traded in Hong Kong dollars and may be traded by foreign investors.

■	China N-Shares, which are shares of companies with business operations in mainland China and listed on an American stock exchange, such as NYSE or NASDAQ (“N-Shares”).

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P-Chips, which are shares of private sector companies with a majority of their business operations in mainland China and controlling private Chinese shareholders, which are incorporated outside of mainland China and traded on the Hong Kong Stock Exchange in Hong Kong dollars.

The Fund will generally use a “replication” strategy to achieve its investment objective, meaning it will invest in all of the component securities of the Index in the same approximate proportion as in the Index. However, the Fund may utilize a representative sampling strategy with respect to the Index when a replication strategy might be detrimental or disadvantageous to shareholders, such as when there are practical difficulties or substantial costs involved in compiling a portfolio of equity securities to replicate the Index, in instances in which a security in the Index becomes temporarily illiquid, unavailable or less liquid, or as a result of legal restrictions imposed by the U.S. or Chinese government (such as tax diversification requirements or sanctions) that apply to the Fund but not the Index. Securities subject to ownership restrictions by the U.S. or Chinese governments are excluded from the Index Universe by the Index Provider and Index Components that become subject to any such restrictions are removed by the Index Provider from the Index. The Adviser expects that, over time, the correlation between the Fund’s performance and that of the Index, before fees and expenses, will be 95% or better. If the Fund uses a replication strategy, it can be expected to have greater correlation to the Index than if it uses a representative sampling strategy.
The Fund is non-diversified, which means that it may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it were a diversified fund. To the extent the Index is concentrated (i.e., holds 25% or more of its total assets) in a particular industry or group of industries, the Fund is expected to be concentrated in that industry or group of industries to approximately the same extent that the Index concentrates in an industry or group of industries. As of December 31, 2025, a significant portion of the Index is represented by securities of companies in the Generative AI Industry, and the Software & Services and Information Technology sectors. The degree to which components of the Index represent certain sectors or industries may change over time.
The Fund may lend securities representing up to one-third of the value of the Fund’s total assets (including the value of any collateral received).
Strategy Portfolio Concentration [Text]	To the extent the Index is concentrated (i.e., holds 25% or more of its total assets) in a particular industry or group of industries, the Fund is expected to be concentrated in that industry or group of industries to approximately the same extent that the Index concentrates in an industry or group of industries.
Themes Cloud Computing ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]
The Fund employs a “passive management” (or indexing) investment approach designed to track the performance, before fees and expenses, of the Solactive Cloud Computing Index, or any successor thereto (the “Index”). The Index is based on a proprietary methodology developed and maintained by Solactive AG (the “Index Provider”), which is an organization that is independent of, and unaffiliated with, the Fund and Themes Management Company, LLC, the Fund’s investment adviser (the “Adviser”).
The Index
The Index is designed to provide exposure to companies that have business operations in the field of cloud computing based in developed market countries. The Index is denominated in U.S. dollars. As of December 31, 2025, the Index was comprised of 50 companies with a market capitalization range of between approximately $5.1 billion and $3.6 trillion and a weighted average market capitalization of approximately $513.6 billion.
In constructing or adjusting the Index, the Index Provider identifies an “Index Universe” of companies that, on Selection Days (as defined below), fulfill the following requirements: 1) are a part/component of the Solactive GBS
(Global Benchmark Series) Global Markets Digital Infrastructure All Cap USD Index, (an index developed and maintained by the Index Provider that intends to track the performance of small-, mid- and large-capitalization securities that have business operations in industries related to digital infrastructure covering approximately the largest 100% of the free-float market capitalization in Developed Markets (as identified by the Index Provider): Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, the Netherlands, New Zealand, Norway, Poland, Portugal, Singapore, Spain, Sweden, Switzerland, the United Kingdom, and the United States), 2) are classified under any of the following industries (the “Index Categories”) based on the FactSet Revere Business Industry Classification System (“RBICS”): digital security software, e-commerce infrastructure software, data infrastructure software, data architecture software, internet infrastructure software and data support software (“Cloud Computing Companies”), and 3) only one share class of each company is eligible for inclusion in the Index Universe. The largest share class of a company that fulfills steps 1 and 2 will be eligible for the Index Universe.
Based on the Index Universe, all securities are ranked based on their free float market capitalization in a descending order and the top ranked securities within the Index Categories are included as eligible securities as follows: 10 companies from digital security software, 3 companies from e-commerce infrastructure software, 10 companies from data infrastructure software, 10 companies from data architecture software, 20 companies from internet infrastructure software and 20 companies from data support software. The top 50 securities are selected for the Index. In case there are less than 50 eligible securities, all eligible securities are selected and the Index will consist of less than 50 securities. The components of the Index (each, an “Index Component”) may change over time. The determination of the Index Universe and the selection of Index Components is made by the Index Provider based on its proprietary methodology. Selection Day is 20 business days before the Rebalance Day. The Index is adjusted on the Rebalance Day which is the first Wednesday in February, May, August, and November. If that day is not a trading day the Rebalance Day will be the next trading day.
On each Selection Day, each Index Component is assigned an initial weight according to its free float market capitalization. Afterwards, the weights are adjusted by applying a weight cap for each Index Component by re-distributing any weight which is larger than 4.5% to the other Index Components with an initial weight lower than 4.5% proportionally in an iterative manner. The weighting process seeks to weight Index Components primarily based on market capitalization, but subject to caps on the weights of the individual securities. This process is designed to limit the amount of concentration in the largest market capitalization companies and increase company-level diversification.
The Fund’s Investment Strategy
The Fund will invest, under normal circumstances, at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in securities that comprise the Index and in American Depositary Receipts (“ADRs”) and Global Depositary Receipts (“GDRs”) based on the securities in the Index. The Fund will also invest, under normal circumstances, at least 80% of its net assets, plus borrowings for investment purposes, in securities of Cloud Computing Companies and in ADRs and GDRs based on such securities. Such securities may include those of large-, mid- and small-capitalization companies. The Fund’s 80% Policies are non-fundamental and require 60 days prior written notice to shareholders before each can be changed.
The Fund uses a “passive” or indexing approach to try to achieve the Fund’s investment objective. Unlike many investment companies, the Fund does not try to beat the Index and does not seek temporary defensive positions when markets decline or appear overvalued. Indexing may eliminate the chance that the Fund will substantially outperform the Index but also may reduce some of the risks of active management, such as poor security selection. Indexing seeks to achieve lower costs and better after-tax performance by aiming to keep portfolio turnover low in comparison to actively managed investment companies.
The Fund will generally use a “replication” strategy to achieve its investment objective, meaning it will invest in all of the component securities of the Index in the same approximate proportion as in the Index. However, the Fund may utilize a representative sampling strategy with respect to the Index when a replication strategy might be detrimental or disadvantageous to shareholders, such as when there are practical difficulties or substantial costs involved in compiling a portfolio of equity securities to replicate the Index, in instances in which a security in the Index becomes temporarily illiquid, unavailable or less liquid, or as a result of legal restrictions or limitations (such as tax diversification requirements or sanctions imposed by the U.S. government) that apply to the Fund but not the
Index. The Adviser expects that, over time, the correlation between the Fund’s performance and that of the Index, before fees and expenses, will be 95% or better. If the Fund uses a replication strategy, it can be expected to have greater correlation to the Index than if it uses a representative sampling strategy.
The Fund is considered to be non-diversified, which means that it may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it were a diversified fund. To the extent the Index is concentrated (i.e., holds 25% or more of its total assets) in a particular industry or group of industries, the Fund is expected to be concentrated in that industry or group of industries to approximately the same extent that the Index concentrates in an industry or group of industries. As of December 31, 2025, a significant portion of the Index is represented by securities of companies in the information technology sector, the software industry and that have business operations in the field of cloud computing. The degree to which components of the Index represent certain sectors or industries may change over time.
The Fund may lend securities representing up to one-third of the value of the Fund’s total assets (including the value of any collateral received).
Strategy Portfolio Concentration [Text]	To the extent the Index is concentrated (i.e., holds 25% or more of its total assets) in a particular industry or group of industries, the Fund is expected to be concentrated in that industry or group of industries to approximately the same extent that the Index concentrates in an industry or group of industries.
Themes Copper Miners ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]
The Fund employs a “passive management” (or indexing) investment approach designed to track the performance, before fees and expenses, of the BITA Global Copper Mining Select NTR Index (the “Index”). The Index is based on a proprietary methodology developed and maintained by BITA GmbH (the “Index Provider”), which is an organization that is independent of, and unaffiliated with, the Fund and Themes Management Company, LLC, the Fund’s investment adviser (the “Adviser”).
The Index
The Index is designed to provide exposure to companies publicly listed on recognized, global exchanges that derive significant revenues from the mining, exploration, and refining of copper. The Index is denominated in U.S. dollars. As of December 31, 2025, the Index was comprised of 50 companies with a market capitalization range of between approximately $117.1 million and $154.2 billion and a weighted average market capitalization of approximately $24.8 billion.
In constructing or adjusting the Index, the Index Provider identifies an “Index Universe” that is composed of global, publicly listed securities, issued by companies with products, services and activities classified in the following areas or subthemes by the Index Provider (the “Copper Mining Industry”):
A. Copper Mining: Companies that derive revenue from copper mining and site development.
B. Copper Exploration: Companies that derive revenue from the value chain preceding the actual site development and extraction of copper ore.
C. Copper Refining: Companies that derive revenue from the value chain post mining until product manufacturing, such as refining and other processing of copper ore.
D. Copper Royalties: Companies that derive revenue from contracts, royalties, etc.
In order to provide an objective measure of the level of exposure of a company to the Copper Mining Industry, the Index Provider has developed an objective score, called the BITA Thematic Exposure Score. Revenue-based Thematic Exposure Scores are determined through an in-depth analysis of a company’s business footprint via the collection of publicly available data provided by the company in regulatory filings (such as Annual Reports, 10-Ks, 10-Qs, 20-Fs, 8-Ks), quarterly earnings reports, investor presentations, official earnings conference call transcripts, as well as credible news sources. A company’s total Thematic Exposure Score is equivalent to the sum of the revenue derived by the company from the Copper Mining Industry as a proportion of the company’s total revenue.
Companies must meet each of the following requirements to be included in the Index Universe:
Thematic requirement: Companies included in the Index Universe must first fulfill one of the following two requirements:
1) Thematic exposure (purity leaders): a Thematic Exposure Score equal to or greater than 30% of their total revenue, or
2) Thematic revenue dollars (revenue leaders): The thematic revenue dollar amount for each company is determined by taking the company’s total revenue and multiplying it by its Thematic Exposure Score. The securities from the top 5 companies ranked by their thematic revenue dollar amount from the Copper Mining Industry are chosen for inclusion in the Index Universe.
Country requirement: Securities of companies from India, Indonesia, Malaysia, Philippines, Russia, South Korea, Sri Lanka, Thailand, Vietnam, and Zimbabwe, as determined by the Index Provider, are excluded from the Index.
Exchange requirement: Only securities listed on eligible exchanges, as determined by the Index Provider, will be included.
Minimum size requirement: Securities of companies with a market capitalization below $100 million are excluded.
Minimum liquidity requirement: Securities of companies with a 3-month Average Daily Value Traded below $100,000 are excluded. The Average Daily Traded Value of a security is the sum of the daily traded value (the product of the closing price and the number of shares traded that day) over a specified period divided by the number of trading days over that specified period.
All securities in the Index Universe are selected for the Index (each, an “Index Component”). If a company has more than one share class that qualifies for membership on a stand-alone basis in the Index Universe, only the highest ranked share class will be included, as ranked by its 3-month Average Daily Value Traded. The determination of the Index Universe and the selection of Index Components is made by the Index Provider based on its proprietary methodology. The Index is rebalanced quarterly.
On Determination Day (defined below), Index Components are weighted based on free float market capitalization modified by thematic exposure using a proprietary algorithm developed by the Index Provider. The initial weights of each Index Component are reviewed and adjusted (if required) through a liquidity optimization process that limits single day trading to 25% of value traded for any Index Component given a theoretical $25,000,000 inflow. The weights of each Index Component cannot exceed 10% of the total Index weight. The cumulative weight of all Index Components representing more than 4.5% of the Index cannot exceed 45% of the total Index weight. The weights in excess are redistributed proportionally among the rest of the uncapped Index Components. The sum of the weights of all Index Components in countries that are classified as an emerging market country by the Index Provider is capped at 40% of the total Index weight. If the sum is greater than 40%, the weights of all emerging market Index Components are reduced proportionally until they sum to 40%. The weights in excess are redistributed proportionally among the uncapped developed market Index Components. After the above capping constraints have been satisfied, the weights of all Index Components are subject to a floor of 0.1%.
After the capping and flooring conditions outlined above are satisfied, a group floor is implemented such that the Index has at least 80% of its total weight allocated into securities issued by companies that either i) have a Thematic Exposure of equal to or greater than 50% of their total revenue, or ii) are ranked within the top 5 positions according to their Thematic Revenue Dollar Amount from the Copper Mining Industry (collectively, the “Thematic Exposure Flooring”). In cases where the Thematic Exposure Flooring cannot be satisfied (i.e. the 80% minimum weight threshold is not achieved), the Thematic Revenue Dollar Amount ranking threshold is relaxed so the companies within the top 10 positions in the ranking satisfy the Thematic Exposure Flooring. Companies fulfilling the Thematic Exposure Flooring requirements are defined as “Copper Mining Companies.”
The Index is reconstituted and rebalanced quarterly in March, June, September, and December at the Close of Business (COB) on the 3rd Friday of the rebalancing month after market close. The Determination Date for ordinary adjustments occurs at the COB on the 1st Friday of the rebalancing/reconstitution month.
The Fund’s Investment Strategy
The Fund will invest, under normal circumstances, at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in securities that comprise the Index and American Depositary Receipts (“ADRs”) and Global Depositary Receipts (“GDRs”) based on the securities in the Index. The Fund will also invest, under normal circumstances, at least 80% of its net assets, plus borrowings for investment purposes, in securities of Copper Mining Companies and ADRs and GDRs based on such securities. The Index may include securities of large-, mid- and small-capitalization companies. The Fund’s 80% Policies are non-fundamental and require 60 days prior written notice to shareholders before they can be changed.
The Fund uses a “passive” or indexing approach to try to achieve the Fund’s investment objective. Unlike many investment companies, the Fund does not try to beat the Index and does not seek temporary defensive positions when markets decline or appear overvalued. Indexing may eliminate the chance that the Fund will substantially outperform the Index but also may reduce some of the risks of active management, such as poor security selection. Indexing seeks to achieve lower costs and better after-tax performance by aiming to keep portfolio turnover low in comparison to actively managed investment companies.
The Fund will generally use a “replication” strategy to achieve its investment objective, meaning it will invest in all of the component securities of the Index in the same approximate proportion as in the Index. However, the Fund may utilize a representative sampling strategy with respect to the Index when a replication strategy might be detrimental or disadvantageous to shareholders, such as when there are practical difficulties or substantial costs involved in compiling a portfolio of equity securities to replicate the Index, in instances in which a security in the Index becomes temporarily illiquid, unavailable or less liquid, or as a result of legal restrictions or limitations (such as tax diversification requirements or sanctions imposed by the U.S. government) that apply to the Fund but not the Index. The Adviser expects that, over time, the correlation between the Fund’s performance and that of the Index, before fees and expenses, will be 95% or better. If the Fund uses a replication strategy, it can be expected to have greater correlation to the Index than if it uses a representative sampling strategy.
The Fund is considered to be non-diversified, which means that it may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it were a diversified fund. To the extent the Index is concentrated (i.e., holds 25% or more of its total assets) in a particular industry or group of industries, the Fund is expected to be concentrated in that industry or group of industries to approximately the same extent that the Index concentrates in an industry or group of industries. As of December 31, 2025, a significant portion of the Index is represented by securities of companies in the Copper Mining Industry, the exploration industry and the materials sector. The degree to which components of the Index represent certain sectors or industries may change over time.
The Fund may lend securities representing up to one-third of the value of the Fund’s total assets (including the value of any collateral received).

Strategy Portfolio Concentration [Text]	To the extent the Index is concentrated (i.e., holds 25% or more of its total assets) in a particular industry or group of industries, the Fund is expected to be concentrated in that industry or group of industries to approximately the same extent that the Index concentrates in an industry or group of industries.
Themes Cybersecurity ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]
The Fund employs a “passive management” (or indexing) investment approach designed to track the performance, before fees and expenses, of Solactive Cyber Security Index, or any successor thereto (the “Index”). The Index is based on a proprietary methodology developed and maintained by Solactive AG (the “Index Provider”), which is an organization that is independent of, and unaffiliated with, the Fund and Themes Management Company, LLC, the Fund’s investment adviser (the “Adviser”).
The Index
The Index is designed to provide exposure to companies that have business operations in the cybersecurity industry. The Index is denominated in U.S. dollars. As of December 31, 2025, the Index was comprised of 35 companies with a market capitalization range of between approximately $247.5 million and $128.4 billion and a weighted average market capitalization of $23.4 billion.
In constructing or adjusting the Index, the Index Provider identifies an “Index Universe” of companies that, on Selection Days (as defined below), fulfill the following requirements: 1) are a part/component of the Solactive GBS
(Global Benchmark Series) Global Markets Digital Infrastructure All Cap USD Index (an index developed and maintained by the Index Provider that intends to track the performance of small-, mid- and large-capitalization securities that have business operations in industries related to digital security software covering approximately the largest 100% of the free-float market capitalization in Developed Markets (as identified by the Index Provider): Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, the Netherlands, New Zealand, Norway, Poland, Portugal, Singapore, Spain, Sweden, Switzerland, the United Kingdom, and the United States), 2) are classified under the digital security software category as identified by the Index Provider (“Cybersecurity Companies”) using the FactSet Revere Business Industry Classification System (“RBICS”), and 3) only the largest share class of each company is eligible for inclusion in the Index Universe. In order to be classified in the digital security software category, RBICS requires that a company generate at least 50% of its revenue from digital security software.
Based on the Index Universe, all eligible securities are ranked based on their free float market capitalization in a descending order and the top 35 ranked securities are included in the Index. If less than 35 securities are eligible, all eligible securities are selected and the Index consists of less than 35 securities (each, an “Index Component”). The Index Components may change over time. The determination of the Index Universe and the selection of Index Components is made by the Index Provider based on its proprietary methodology. Selection Day is 20 business days before the Rebalance Day. The Index is adjusted on the Rebalance Day which is the first Wednesday in February, May, August, and November. If that day is not a trading day the Rebalance Day will be the next trading day.
On each Selection Day, each Index Component is assigned an initial weight according to its free float market capitalization. Afterwards, the weights are adjusted by applying a weight cap for each Index Component by re-distributing any weight which is larger than 4.5% to the other Index Components with an initial weight lower than 4.5% proportionally in an iterative manner. The weighting process seeks to weight Index Components primarily based on market capitalization, but subject to caps on the weights of the individual securities. This process is designed to limit the amount of concentration in the largest market capitalization companies and increase company-level diversification.
The Fund’s Investment Strategy
The Fund will invest, under normal circumstances, at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in securities that comprise the Index and in American Depositary Receipts (“ADRs”) and Global Depositary Receipts (“GDRs”) based on the securities in the Index. The Fund will also invest, under normal circumstances, at least 80% of its net assets, plus borrowings for investment purposes, in securities of Cybersecurity Companies and in ADRs and GDRs based on such securities. The Fund’s 80% Policies are non-fundamental and require 60 days prior written notice to shareholders before each can be changed.
The Fund uses a “passive” or indexing approach to try to achieve the Fund’s investment objective. Unlike many investment companies, the Fund does not try to beat the Index and does not seek temporary defensive positions when markets decline or appear overvalued. Indexing may eliminate the chance that the Fund will substantially outperform the Index but also may reduce some of the risks of active management, such as poor security selection. Indexing seeks to achieve lower costs and better after-tax performance by aiming to keep portfolio turnover low in comparison to actively managed investment companies.
The Fund will generally use a “replication” strategy to achieve its investment objective, meaning it will invest in all of the component securities of the Index in the same approximate proportion as in the Index. However, the Fund may utilize a representative sampling strategy with respect to the Index when a replication strategy might be detrimental or disadvantageous to shareholders, such as when there are practical difficulties or substantial costs involved in compiling a portfolio of equity securities to replicate the Index, in instances in which a security in the Index becomes temporarily illiquid, unavailable or less liquid, or as a result of legal restrictions or limitations (such as tax diversification requirements or sanctions imposed by the U.S. government) that apply to the Fund but not the Index. The Adviser expects that, over time, the correlation between the Fund’s performance and that of the Index, before fees and expenses, will be 95% or better. If the Fund uses a replication strategy, it can be expected to have greater correlation to the Index than if it uses a representative sampling strategy.
The Fund is considered to be non-diversified, which means that it may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it were a diversified fund. To the extent the Index is concentrated
(i.e., holds 25% or more of its total assets) in a particular industry or group of industries, the Fund is expected to be concentrated in that industry or group of industries to approximately the same extent that the Index concentrates in an industry or group of industries. As of December 31, 2025, companies in the software and computers industries and the information technology sector represented a signficant portion of the Index. The degree to which components of the Index represent certain sectors or industries may change over time.
The Fund may lend securities representing up to one-third of the value of the Fund’s total assets (including the value of the collateral received).
Strategy Portfolio Concentration [Text]	To the extent the Index is concentrated (i.e., holds 25% or more of its total assets) in a particular industry or group of industries, the Fund is expected to be concentrated in that industry or group of industries to approximately the same extent that the Index concentrates in an industry or group of industries.
Themes Generative Artificial Intelligence ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]
The Fund employs a “passive management” (or indexing) investment approach designed to track the performance, before fees and expenses, of the Solactive Generative Artificial Intelligence Index (the “Index”). The Index is based on a proprietary methodology developed and maintained by Solactive AG (the “Index Provider”), which is an organization that is independent of, and unaffiliated with, the Fund and Themes Management Company, LLC, the Fund’s investment adviser (the “Adviser”).
The Index
The Index is designed to provide exposure to companies that have business operations in AI related industries. The Index is denominated in U.S. dollars. As of December 31, 2025, the Index was comprised of 39 companies with a market capitalization range of between approximately $143.6 million and $4.5 trillion and a weighted average market capitalization of approximately $863.8 billion.
In constructing or adjusting the Index, the Index Provider identifies an “Index Universe” of companies that, on Selection Days (as defined below), fulfill the following requirements: 1) have a primary listing in a country classified as a developed country according to the Index Provider (Australia, Austria, Belgium, Canada, Denmark,
Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, the Netherlands, New Zealand, Norway, Poland, Portugal, Singapore, Spain, Sweden, Switzerland, the United Kingdom, and the United States); 2) have a market capitalization of at least $100 million; 3) have a minimum Average Daily Value Traded of at least $1 million over 1 month and over 6 months prior to and including the Selection Day. The Average Daily Value Traded for a security is the sum of daily value traded over the specified period divided by the number of trading days that fall in the specified period.
Based on the Index Universe, the initial composition of the Index, as well as any selection for an ordinary rebalance, is determined on the Selection Day by first screening publicly available information such as financial news, business profiles and company publications using the Index Provider’s proprietary natural language processing algorithm (“ARTIS®”) to identify companies that have or are expected to have exposure to the provision of products and/or services that contribute to AI related industries. Companies are only eligible for inclusion in the Index if they generate at least 50% of their revenues from the following AI related industries: 1) artificial intelligence (AI) – comprises companies involved in the provision of AI computing solutions, software for digital transformation, processors and services to a variety of industries such as media, pharmaceutical and computers. Generative AI describes algorithms that can be used to create new content, including audio, code, images, text, simulations, and videos; 2) data analytics and big data – comprises companies involved in data-related technologies such as data mining (i.e., the process of extracting information from a large amount of data by using statistical, mathematical and analytics tools), predictive analytics (i.e., use of advanced analytics to make predictions about future outcomes using historical data), and machine learning. It also comprises companies engaged in the provision of business specific process management and business solutions data analytics; 3) natural language processing – comprises companies involved in delivering natural language processing, speech recognition, semantic networks (i.e., a type of graphical model that shows relationships between concepts, ideas and objects), ontology engineering (i.e., the study of methods and methodologies for building a set of concepts and categories in a subject area or domain that shows their properties and the relations between them to allow the AI to make inferences based on content and relationships), logic programming (i.e., a programming strategy that tells a model what goal to accomplish, rather than how to accomplish it), cognitive science, and theory of mind (i.e., the study of the mind and its processes and investigates how we ascribe mental states to other persons and how we use the states to explain and predict the actions of those other persons). It also includes the provision of algorithm-based solutions for machine learning; and 4) AI-driven services – comprises companies that develop and use AI-powered applications, such as chatbots, virtual assistants, predictive analytics, marketing technology and recommendation engines, as well as those that produce hardware and software components for AI systems, such as computer chips, graphics processing units, and specialized algorithms. Each company identified by ARTIS® receives a score that reflects its exposure to the Index strategy. This set of companies is then reviewed by the Index Provider and companies are removed from the selection process if they don’t have relevant business operations. The remaining companies (“Generative AI Companies”) are ranked by their score (in descending order) and the top 40 companies are selected for inclusion in the Index (“Index Components”) each weighted based on its relevance to its ARTIS® score. The determination of the Index Universe and the selection of Index Components is made by the Index Provider based on its proprietary methodology.
“Selection Day” is 10 weekdays before the Rebalance Day. “Rebalance Day” is the last weekday in February and August. The Index is rebalanced and reconstituted on each Rebalance Day based on data as of Selection Day. At the time of rebalancing, the Index is generally re-weighted based on the latest ARTIS® scores. This is designed such that the greater the exposure an Index Component has to AI related industries, the higher its weight will be. The Index Components may change over time.
The Fund’s Investment Strategy
The Fund will invest, under normal circumstances, at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in securities that comprise the Index and in American Depositary Receipts (“ADRs”) and Global Depositary Receipts (“GDRs”) based on the securities in the Index. The Fund will also invest, under normal circumstances, at least 80% of its net assets, plus borrowings for investment purposes, in securities of Generative AI Companies and in ADRs and GDRs based on such securities. The Index may include securities of large-, mid- and small-capitalization companies. The Fund’s 80% Policies are non-fundamental and require 60 days prior written notice to shareholders before each can be changed.
The Fund uses a “passive” or indexing approach to try to achieve the Fund’s investment objective. Unlike many investment companies, the Fund does not try to beat the Index and does not seek temporary defensive positions when markets decline or appear overvalued. Indexing may eliminate the chance that the Fund will substantially outperform the Index but also may reduce some of the risks of active management, such as poor security selection. Indexing seeks to achieve lower costs and better after-tax performance by aiming to keep portfolio turnover low in comparison to actively managed investment companies.
The Fund will generally use a “replication” strategy to achieve its investment objective, meaning it will invest in all of the component securities of the Index in the same approximate proportion as in the Index. However, the Fund may utilize a representative sampling strategy with respect to the Index when a replication strategy might be detrimental or disadvantageous to shareholders, such as when there are practical difficulties or substantial costs involved in compiling a portfolio of equity securities to replicate the Index, in instances in which a security in the Index becomes temporarily illiquid, unavailable or less liquid, or as a result of legal restrictions or limitations (such as tax diversification requirements) that apply to the Fund but not the Index. The Adviser expects that, over time, the correlation between the Fund’s performance and that of the Index, before fees and expenses, will be 95% or better. If the Fund uses a replication strategy, it can be expected to have greater correlation to the Index than if it uses a representative sampling strategy.
The Fund is considered to be non-diversified, which means that it may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it were a diversified fund. To the extent the Index is concentrated (i.e., holds 25% or more of its total assets) in a particular industry or group of industries, the Fund is expected to be concentrated in that industry or group of industries to approximately the same extent that the Index concentrates in an industry or group of industries. As of December 31, 2025, a significant portion of the Index is represented by securities of companies that have business operations in the artificial intelligence and data services, semiconductors, software, and internet industries, and in the information technology sector. The degree to which components of the Index represent certain sectors or industries may change over time.
The Fund may lend securities representing up to one-third of the value of the Fund’s total assets (including the value of any collateral received).
Strategy Portfolio Concentration [Text]	To the extent the Index is concentrated (i.e., holds 25% or more of its total assets) in a particular industry or group of industries, the Fund is expected to be concentrated in that industry or group of industries to approximately the same extent that the Index concentrates in an industry or group of industries.
Themes Global Systemically Important Banks ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]
The Fund is an actively managed exchange-traded fund (“ETF”) that will invest in the equity securities of companies that operate in the global banking sector. Under normal circumstances, the Fund will invest at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in securities that are part of the global banking sector and in American Depositary Receipts (“ADRs”) and Global Depositary Receipts (“GDRs”) that represent such companies in the banking sector. The Fund’s 80% Policy is non-fundamental and requires 60 days prior written notice to shareholders before it can be changed. The banks included in the Fund’s portfolio will generally be classified as large-capitalization companies.
The Fund’s investment universe will include all banks included in the list of Global Systemically Important Banks (“G-SIBs”), published annually by the Financial Stability Board. Currently, there are 29 publicly traded banks that are classified as G-SIBs. The Fund’s investment adviser, Themes Management Company, LLC (the “Adviser”) will manage the Fund’s portfolio by investing the Fund’s assets on an equally weighted basis in the equity securities issued by the G-SIB banks. The banks selected for investment by the Fund are selected solely based on their classification as G-SIBs. The Adviser expects to rebalance the Fund’s portfolio on a quarterly basis and will do an annual reconstitution of the portfolio, as applicable.
G-SIBs are banks that are believed to be so systemically important to the global banking system that the bank’s failure could trigger a wider financial crisis and threaten the global economy. The Basel Committee on Banking
Supervision (“BCBS”), which is considered the primary global standard setter for the prudential regulation of banks, is responsible for identifying G-SIBs. BCBS consists of 45 members representing central bank and bank supervisors from 28 jurisdictions. BCBS has developed an indicator-based measurement approach to identify G-SIBs. A G-SIB designation does not represent an investment recommendation by BCBS, but it is designed to identify those banks that are systemically important to the global banking system. The measurement approach, which is risk based, considers the following five categories and the underlying indicators of each category, as applicable:
1. Size of the banks – A bank’s distress or failure is more likely to damage the global economy or financial markets if its activities comprise a large share of global activity. The larger the bank, the more difficult it is for its activities to be quickly replaced by other banks and therefore the greater the chance that its distress or failure would cause disruption to the financial markets in which it operates. The distress or failure of a large bank is also more likely to damage confidence in the financial system as a whole. Size is therefore a key measure of systemic importance.
2. Interconnectedness – Financial distress at one institution can materially increase the likelihood of distress at other institutions given the network of contractual obligations in which these firms operate. A bank’s systemic impact is likely to be positively related to its interconnectedness vis-à-vis other financial institutions. Three indicators are used to measure interconnectedness: (i) intra-financial system assets; (ii) intra-financial system liabilities; and (iii) securities outstanding. All three indicators include insurance subsidiaries of a bank in their measurements.
3. Substitutability/financial institution infrastructure – The systemic impact of a bank’s distress or failure is expected to be negatively related to its degree of substitutability as both a market participant and a client service provider. For example, the greater a bank’s role in a particular business line, or as a service provider in underlying market infrastructure (e.g., payment systems), the larger the disruption will likely be following its failure, in terms of both service gaps and reduced flow of market and infrastructure liquidity. At the same time, the cost to the failed bank’s customers in having to seek the same service from another institution is likely to be higher for a failed bank with relatively greater market share in providing the service. Four indicators are used to measure substitutability/financial institution infrastructure: (i) assets under custody; (ii) payments activity; (iii) underwritten transactions in debt and equity markets; and (iv) trading volume.
4. Cross-jurisdictional activity – The objective of this indicator is to capture banks’ global footprint. Two indicators in this category measure the importance of the bank’s activities outside its home (headquarter) jurisdiction relative to overall activity of other banks in the sample: (i) cross-jurisdictional claims; and (ii) cross-jurisdictional liabilities. The idea is that the international impact of a bank’s distress or failure would vary in line with its share of cross-jurisdictional assets and liabilities. The greater a bank’s global reach, the more difficult it is to coordinate its resolution and the more widespread the spillover effects from its failure.
5. Complexity – The systemic impact of a bank’s distress or failure is expected to be positively related to its overall complexity – that is, its business, structural and operational complexity. The more complex a bank is, the greater the costs and time needed to resolve the matters impacting the bank. Three indicators are used to measure complexity: (i) notional amount of OTC derivatives; (ii) amount of level 3 assets (i.e., are those assets fair valued using observable inputs that require significant adjustment based on unobservable inputs); and (iii) trading and available-for-sale securities. The first two indicators include insurance subsidiaries of a bank in their measurements.
The Fund is considered to be non-diversified, which means that it may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it were a diversified fund. As a result of its investment strategies, the Fund will concentrate (i.e., invest more than 25% of its total assets) its investments in the banking industry and the financials sector. The banks being classified as G-SIBs may change over time, which would result in the Fund’s portfolio changing as well.
The Fund may lend securities representing up to one-third of the value of the Fund’s total assets (including the value of any collateral received).
Strategy Portfolio Concentration [Text]	As a result of its investment strategies, the Fund will concentrate (i.e., invest more than 25% of its total assets) its investments in the banking industry and the financials sector.
Themes Gold Miners ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]
The Fund employs a “passive management” (or indexing) investment approach designed to track the performance, before fees and expenses, of the Solactive Global Pure Gold Miners Index, or any successor thereto (the “Index”). The Index is based on a proprietary methodology developed and maintained by Solactive AG (the “Index Provider”), which is an organization that is independent of, and unaffiliated with, the Fund and Themes Management Company, LLC, the Fund’s investment adviser (the “Adviser”).
The Index
The Index is designed to provide exposure to companies that are active in the gold mining industry and is denominated in U.S. dollars. As of December 31, 2025, the Index was comprised of 25 companies with a market capitalization range of between approximately $2.3 billion and $85.1 billion and a weighted average market capitalization of approximately $16.6 billion.
In constructing or adjusting the Index, the Index Provider identifies a universe of companies (the “Index Universe”) that, on Selection Days (as defined below), 1) are listed on a regulated stock exchange in the form of shares tradable for foreign investors without restrictions, 2) have significant business operations in the gold mining industry, evidenced by having at least 90% of the company’s revenues generated in gold mining for companies included in the
Index on the Selection Day (an “Index Component”) or at least 95% of the company’s revenues generated in gold mining for companies that are not Index Components (“Gold Mining Companies”), 3) have a free float market capitalization of at least $750 million for companies which are Index Components and of at least $1 billion for companies which are not Index Components, 4) have an average daily trading volume in the last 3 months of at least $1 million for companies which are Index Components and $2 million for companies which are not Index Components, and 5) have an average monthly trading volume of at least 75,000 shares in each of the last 6 months (“Liquidity Criterion”). The Index Provider may decide to include companies in the Index Universe which do not fulfil the Liquidity Criterion.
The companies in the Index Universe are ranked according to their free float market capitalization. The company with the largest free float market capitalization is assigned rank number 1, the company with the second-largest free float market capitalization rank number 2…etc. For clarification, rank number 1 is higher than rank number 2. The companies with the highest ranks are then chosen as Index Components and the new index composition determined this way is valid starting the business day immediately following the last business day in February (“Adjustment Day”). Selection Day is the business day 10 business days before the Adjustment Day.
The minimum number of Index Components is 20 and the maximum number of Index Components is 30. The Index Provider may decide to increase the maximum number of Index Components on a Selection Day. In case the rank assigned to a company which is an existing Index Component on a Selection Day is not sufficient to be selected as an Index Component, it shall only be removed from the Index if its rank exceeds the maximum number of Index Components by more than 10 ranks. The company with the lowest rank which is selected as an Index Component on this Selection Day but which is not currently an Index Component on the Selection Day is not included in the Index in this case. The determination of the Index Universe and the selection of Index Components is made by the Index Provider based on its proprietary methodology. The Index Components may change over time.
The composition of the Index is ordinarily adjusted once a year on Adjustment Day after the close of business. The composition of the Index is reviewed on the Selection Day and the appropriate decision made is announced. On each Selection Day and on the business day five business days before the last business day in August (“Reweighting Day”), each Index Component of the Index is weighted proportionally according to its free float market capitalization. The percentage weight of each Index Component is capped at 4.75% on the Selection Days and on the business days five business days before the Reweighting Days. The excess weight is allocated proportionally to all Index Components whose percentage weight is not capped at 4.75%. The new index composition and weightings are implemented after the close of trading on the Adjustment Day and Reweighting Day. The cumulative Percentage Weight of the Index Components which do not fulfil the Liquidity Criterion is capped at 10% on the Adjustment Days and on the business day five business days before the Reweighting Days. The excess weight is allocated proportionally to all Index Components whose Percentage Weight is not capped. These caps represent general guidelines set by the Index Provider and, at times, the Fund may hold positions that exceed the caps based on market activity and/or timing of Reweighting Day.
The Fund’s Investment Strategy
The Fund will invest, under normal circumstances, at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in the securities that comprise the Index and in American Depositary Receipts (“ADRs”) and Global Depositary Receipts (“GDRs”) based on the securities in the Index. The Fund will also invest, under normal circumstances, at least 80% of its net assets, plus borrowings for investment purposes, in securities of Gold Mining Companies and in ADRs and GDRs based on such securities. Such securities may include those of small-, mid- and large-capitalization companies and foreign issuers. The Fund’s 80% Policies are non-fundamental and require 60 days prior written notice to shareholders before each can be changed.
The Fund uses a “passive” or indexing approach. Unlike many investment companies, the Fund does not try to beat the Index and does not seek temporary defensive positions when markets decline or appear overvalued. Indexing may eliminate the chance that the Fund will substantially outperform the Index but also may reduce some of the risks of active management, such as poor security selection. Indexing seeks to achieve lower costs and better after-tax performance by aiming to keep portfolio turnover low in comparison to actively managed investment companies.
The Fund will generally use a “replication” strategy to achieve its investment objective, meaning it will invest in all of the component securities of the Index in the same approximate proportion as in the Index. However, the Fund may utilize a representative sampling strategy with respect to the Index when a replication strategy might be detrimental or disadvantageous to shareholders, such as when there are practical difficulties or substantial costs involved in compiling a portfolio of equity securities to replicate the Index, in instances in which a security in the Index becomes temporarily illiquid, unavailable or less liquid, or as a result of legal restrictions or limitations (such as tax diversification requirements) that apply to the Fund but not the Index. The Adviser expects that, over time, the correlation between the Fund’s performance and that of the Index, before fees and expenses, will be 95% or better. If the Fund uses a replication strategy, it can be expected to have greater correlation to the Index than if it uses a representative sampling strategy.
The Fund is considered to be non-diversified, which means that it may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it were a diversified fund. To the extent the Index is concentrated (i.e., holds 25% or more of its total assets) in a particular industry or group of industries, the Fund is expected to be concentrated in that industry or group of industries to approximately the same extent that the Index concentrates in an industry or group of industries. As of December 31, 2025, securities of companies in the gold mining industry and materials sector represented a significant portion of the Index. The degree to which components of the Index represent certain sectors or industries may change over time.
The Fund may lend securities representing up to one-third of the value of the Fund’s total assets (including the value of any collateral received).
Strategy Portfolio Concentration [Text]	To the extent the Index is concentrated (i.e., holds 25% or more of its total assets) in a particular industry or group of industries, the Fund is expected to be concentrated in that industry or group of industries to approximately the same extent that the Index concentrates in an industry or group of industries.
Themes Humanoid Robotics ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]
The Fund employs a “passive management” (or indexing) investment approach designed to track the performance, before fees and expenses, of the Solactive Global Humanoid Robotics Index, or any successor thereto (the “Index”). The Index is based on a proprietary methodology developed and maintained by Solactive AG (the “Index Provider”), which is an organization that is independent of, and unaffiliated with, the Fund and Themes Management Company, LLC, the Fund’s investment adviser (the “Adviser”).
The Index
The Index is designed to provide exposure to companies that have business operations in the humanoid robotics industry, including service robotics and AI-driven automation technologies, and companies that design robots for human interaction, industrial and autonomous robots for manufacturing and logistics, assistive and wearable robotics for mobility and healthcare, as well as companies providing artificial intelligence, cognitive computing and advanced hardware technologies that power the next-generation in robotics. The Index is denominated in U.S. dollars. As of December 31, 2025, the Index was comprised of 30 companies with a market capitalization range of between approximately $190.5 million and $4.5 trillion and a weighted average market capitalization of approximately $257.4 billion.
In constructing or adjusting the Index, the Index Provider identifies an “Index Universe” of companies that, on Selection Days (as defined below), fulfill the following requirements: 1) have a primary listing in South Korea, China or a country classified as a developed country according to the Index Provider (Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, the Netherlands, New Zealand, Norway, Poland, Portugal, Singapore, Spain, Sweden, Switzerland, the United Kingdom, and the United States); and 2) have a minimum Average Daily Value Traded of at least $1 million over 1 month and over 6 months prior to and including the Selection Day. The Average Daily Value Traded for a security is the sum of daily value traded over the specified period divided by the number of trading days that fall in the specified period.
Based on the Index Universe, the initial composition of the Index, as well as any selection for an ordinary rebalance, is determined on the Selection Day by first screening publicly available information such as financial news, business profiles and company publications using the Index Provider’s proprietary natural language processing algorithm (“ARTIS®”) to identify companies that have or are expected to have exposure to the provision of products and/or services that contribute to the humanoid robotics industry. The Index Provider identifies relevant search terms for ARTIS® that best represent the humanoid robotics industry, as reflected by the following areas (the “Humanoid Robotics Industry”):
●    Humanoid & Service Robotics: AI-powered robots designed for human-like interaction and assistance in sectors such as customer service, healthcare, and household environments. These systems leverage technologies like natural language processing, dexterous manipulation, and human-robot collaboration to perform complex social and physical tasks in dynamic settings.
●    Industrial & Autonomous Robotics: Smart robotic systems built for manufacturing, logistics, and industrial automation. These robots improve efficiency and precision in structured and semi structured environments, enabled by AI-driven navigation, robotic perception, and adaptive motion control. This segment also includes collaborative robots (cobots) designed to work safely alongside humans.
●    Assistive & Wearable Robotics: Robotic exoskeletons and AI-enhanced wearable systems that support mobility, rehabilitation, and elderly care. These solutions enhance strength and motor function, often integrating advanced cybernic systems and brain-machine interfaces for intuitive control and real-time responsiveness.
●    AI & Cognitive Robotics: Artificial intelligence, machine learning, and automation technologies that drive the next generation of robotics. This segment includes innovations like cognitive computing, sensor fusion, neuromorphic processing, and generative AI—enabling robots to perceive, learn, and make decisions in real time, with increasing levels of autonomy and adaptability.
●    Robot Mobility, Actuation & Mechatronics: Core mechanical and electronic systems that power humanoid motion and interaction. This includes robotic joints, servo motors, high-precision actuators, electric limb systems, and dexterous end effectors. These components provide the physical capabilities required for smooth locomotion, fine motor skills, and human-like movement in bipedal and articulated robots.
Each company identified by ARTIS® receives a score that reflects its exposure to the Humanoid Robotics Industry. This set of companies is then reviewed by the Index Provider and companies are removed from the selection process if they don’t have business operations consistent with the Humanoid Robotics Industry. Companies are only eligible for the Index if they generate at least 50% of their revenues from the Humanoid Robotics Industry. The remaining companies (“Humanoid Robotics Companies”) are ranked by their ARTIS® score (in descending order) and the top 30 companies are selected for inclusion in the Index (“Index Components”). The determination of the Index Universe and the selection of Index Components is made by the Index Provider based on its proprietary methodology.
“Selection Day” is 20 business days before the Rebalance Day. “Rebalance Day” is the first Wednesday in February, May, August and November. A weight cap is applied for each Index Component by redistributing any weight which is larger than 4.5% to other Index Components proportionally in an iterative manner. Adjustments to the Index are made on Rebalance Day. The Index Components may change over time.
The Fund’s Investment Strategy
The Fund will invest, under normal circumstances, at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in securities that comprise the Index and American Depositary Receipts (“ADRs”) and Global Depositary Receipts (“GDRs”) based on the securities in the Index. The Fund will also invest, under normal circumstances, at least 80% of its net assets, plus borrowings for investment purposes, in securities of Humanoid Robotics Companies and ADRs and GDRs based on such securities. The Index may include securities of large-, mid- and small-capitalization companies from developed and/or emerging markets. The Fund’s 80% Policies are non-fundamental and require 60 days prior written notice to shareholders before they can be changed.
The Fund uses a “passive” or indexing approach to try to achieve the Fund’s investment objective. Unlike many investment companies, the Fund does not try to beat the Index and does not seek temporary defensive positions when markets decline or appear overvalued. Indexing may eliminate the chance that the Fund will substantially outperform the Index but also may reduce some of the risks of active management, such as poor security selection. Indexing seeks to achieve lower costs and better after-tax performance by aiming to keep portfolio turnover low in comparison to actively managed investment companies.
The following China-related securities may be included in the Index and/or represent investments of the Fund:
    ●    China A-Shares, which are shares of companies incorporated in mainland China that are traded on the Chinese exchanges and denominated in domestic renminbi. China A-Shares are primarily purchased and sold in the domestic Chinese market. To the extent the Fund invests in China A-Shares, it expects to do so through the trading and clearing facilities of a participating exchange located outside of mainland China (“Stock Connect Programs”). A Renminbi Qualified Foreign Institutional Investor (“RQFII”) or Qualified Foreign Institutional Investor (“QFII”) license may also be acquired to invest directly in China A-Shares.
    ●    China B-Shares, which are shares of companies listed on the Shanghai or Shenzhen Stock Exchange but quoted and traded in foreign currencies (such as Hong Kong Dollars or U.S. Dollars), which were primarily created for trading by foreign investors.
    ●    China H-Shares, which are shares of companies incorporated in mainland China and listed on the Hong Kong Stock Exchange (“H-Shares”), where they are traded in Hong Kong dollars and may be traded by foreign investors.
    ●    China N-Shares, which are shares of companies with business operations in mainland China and listed on an American stock exchange, such as NYSE or NASDAQ (“N-Shares”).
    ●    P-Chips, which are shares of private sector companies with a majority of their business operations in mainland China and controlling private Chinese shareholders, which are incorporated outside of mainland China and traded on the Hong Kong Stock Exchange in Hong Kong dollars.
    ●    S-Chips, which are shares of companies with business operations in mainland China and listed on the Singapore Exchange. S-Chip shares are issued by companies incorporated anywhere, but many are registered in Singapore, the British Virgin Islands, the Cayman Islands, or Bermuda.
The Fund will generally use a “replication” strategy to achieve its investment objective, meaning it will invest in all of the component securities of the Index in the same approximate proportion as in the Index. However, the Fund may utilize a representative sampling strategy with respect to the Index when a replication strategy might be detrimental or disadvantageous to shareholders, such as when there are practical difficulties or substantial costs involved in compiling a portfolio of equity securities to replicate the Index, in instances in which a security in the Index becomes temporarily illiquid, unavailable or less liquid, or as a result of legal restrictions imposed by various governments (e.g., U.S. or China) (such as tax diversification requirements or sanctions) that apply to the Fund but not the Index. Securities subject to sanctions by the U.S., United Kingdom and/or European Union authorities are excluded from the Index Universe by the Index Provider and Index Components that become subject to any such sanctions or nationalization are removed by the Index Provider from the Index. The Adviser expects that, over time, the correlation between the Fund’s performance and that of the Index, before fees and expenses, will be 95% or better. If the Fund uses a replication strategy, it can be expected to have greater correlation to the Index than if it uses a representative sampling strategy.
The Fund is non-diversified, which means that it may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it were a diversified fund. To the extent the Index is concentrated (i.e., holds 25% or more of its total assets) in a particular industry or group of industries, the Fund is expected to be concentrated in that industry or group of industries to approximately the same extent that the Index concentrates in an industry or group of industries. As of December 31, 2025, a significant portion of the Index is represented by securities of companies in the Humanoid Robotics Industry, and the Information Technology, Industrials and Consumer Discretionary sectors. The degree to which components of the Index represent certain sectors or industries may change over time.
The Fund may lend securities representing up to one-third of the value of the Fund’s total assets (including the value of any collateral received).

Strategy Portfolio Concentration [Text]	To the extent the Index is concentrated (i.e., holds 25% or more of its total assets) in a particular industry or group of industries, the Fund is expected to be concentrated in that industry or group of industries to approximately the same extent that the Index concentrates in an industry or group of industries.
Themes Lithium & Battery Metal Miners ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]
The Fund employs a “passive management” (or indexing) investment approach designed to track the performance, before fees and expenses, of the BITA Global Lithium and Battery Metals Select NTR Index (the “Index”). The Index is based on a proprietary methodology developed and maintained by BITA GmbH (the “Index Provider”), which is an organization that is independent of, and unaffiliated with, the Fund and Themes Management Company, LLC, the Fund’s investment adviser (the “Adviser”).
The Index
The Index is designed to provide exposure to companies publicly listed on recognized, global exchanges that derive significant revenues from the mining, exploration, and refining of lithium and battery metals. The Index is denominated in U.S. dollars. As of December 31, 2025, the Index was comprised of 45 companies with a market capitalization range of between approximately $103.6 million and $18.5 billion and a weighted average market capitalization of approximately $6.9 billion.
In constructing or adjusting the Index, the Index Provider identifies an “Index Universe” that is composed of global, publicly listed securities, issued by companies with products, services and activities classified in the following areas or subthemes by the Index Provider (the “Lithium and Battery Metal Mining Industry”):
A. Lithium and Battery Metals Mining: Companies that derive revenue from lithium, cobalt, nickel, cadmium, vanadium, manganese, and graphite mining and site development.
B. Lithium and Battery Metals Exploration: Companies that derive revenue from the value chain preceding the actual site development and extraction of lithium, cobalt, nickel, cadmium, vanadium, manganese, and graphite ore.
C. Lithium and Battery Metals Refining: Companies that derive revenue from the value chain post mining until product manufacturing, such as refining and other processing of lithium, cobalt, nickel, cadmium, vanadium, manganese, and graphite ore.
D. Lithium and Battery Metals Royalties: Companies that derive revenue from contracts, royalties, etc.
In order to provide an objective measure of the level of exposure of a company to the Lithium and Battery Metal Mining Industry, the Index Provider has developed an objective score, called the BITA Thematic Exposure Score. Revenue-based Thematic Exposure Scores are determined through an in-depth analysis of a company’s business footprint via the collection of publicly available data provided by the company in regulatory filings (such as Annual Reports, 10-Ks, 10-Qs, 20-Fs, 8-Ks), quarterly earnings reports, investor presentations, official earnings conference call transcripts, as well as credible news sources. A company’s total Thematic Exposure Score is equivalent to the sum of the revenue derived by the company from the Lithium and Battery Metal Mining Industry as a proportion of the company’s total revenue.
Companies must meet each of the following requirements to be included in the Index Universe:
Thematic requirement: Companies included in the Index Universe must first fulfill one of the following two requirements:
1) Thematic exposure (purity leaders): a Thematic Exposure Score equal to or greater than 30% of their total revenue, or
2) Thematic revenue dollars (revenue leaders): The thematic revenue dollar amount for each company is determined by taking the company’s total revenue and multiplying it by its Thematic Exposure Score. The securities from the top 5 companies ranked by their thematic revenue dollar amount from the Lithium and Battery Metal Mining Industry are chosen for inclusion in the Index Universe.
Country requirement: Securities of companies from India, Indonesia, Malaysia, Philippines, Russia, South Korea, Sri Lanka, Thailand, Vietnam, and Zimbabwe, as determined by the Index Provider, are excluded from the Index.
Exchange requirement: Only securities listed on eligible exchanges, as determined by the Index Provider, will be included.
Minimum size requirement: Securities of companies with a market capitalization below $100 million are excluded.
Minimum liquidity requirement: Securities of companies with a 3-month Average Daily Value Traded below $100,000 are excluded. The Average Daily Traded Value of a security is the sum of the daily traded value (the product of the closing price and the number of shares traded that day) over a specified period divided by the number of trading days over that specified period.
All securities in the Index Universe are selected for the Index (each, an “Index Component”). If a company has more than one share class that qualifies for membership on a stand-alone basis in the Index Universe, only the highest ranked share class will be included, as ranked by its 3-month Average Daily Value Traded. The determination of the Index Universe and the selection of Index Components is made by the Index Provider based on its proprietary methodology. The Index is rebalanced quarterly.
On Determination Day (defined below), Index Components are weighted based on free float market capitalization modified by thematic exposure using a proprietary algorithm developed by the Index Provider. The initial weights of each Index Component are reviewed and adjusted (if required) through a liquidity optimization process that limits single day trading to 25% of value traded for any Index Component given a theoretical $25,000,000 inflow. The weights of each Index Component cannot exceed 10% of the total Index weight. The cumulative weight of all Index Components representing more than 4.5% of the Index cannot exceed 45% of the total Index weight. The weights in excess are redistributed proportionally among the rest of the uncapped Index Components. The sum of the weights of all Index Components in countries that are classified as an emerging market country by the Index Provider is capped at 40% of the total Index weight. If the sum is greater than 40%, the weights of all emerging market Index Components are reduced proportionally until they sum to 40%. The weights in excess are redistributed proportionally among the uncapped developed market Index Components. After the above capping constraints have been satisfied, the weights of all Index Components are subject to a floor of 0.1%.
After the capping and flooring conditions outlined above are satisfied, a group floor is implemented such that the Index has at least 80% of its total weight allocated into securities issued by companies that either i) have a Thematic Exposure of equal to or greater than 50% of their total revenue, or ii) are ranked within the top 5 positions according to their Thematic Revenue Dollar Amount from the Lithium and Battery Metal Mining Industry (collectively, the “Thematic Exposure Flooring”). In cases where the Thematic Exposure Flooring cannot be satisfied (i.e. the 80% minimum weight threshold is not achieved), the Thematic Revenue Dollar Amount ranking threshold is relaxed so the companies within the top 10 positions in the ranking satisfy the Thematic Exposure Flooring. Companies fulfilling the Thematic Exposure Flooring requirements are defined as “Lithium and Battery Metal Mining Companies.”
The Index is reconstituted and rebalanced quarterly in March, June, September, and December at the Close of Business (COB) on the 3rd Friday of the rebalancing month after market close. The Determination Day for ordinary adjustments occurs at the COB on the 1st Friday of the rebalancing/reconstitution month.
The Fund’s Investment Strategy
The Fund will invest, under normal circumstances, at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in securities that comprise the Index and American Depositary Receipts (“ADRs”) and Global Depositary Receipts (“GDRs”) based on the securities in the Index. The Fund will also invest, under normal circumstances, at least 80% of its net assets, plus borrowings for investment purposes, in securities of Lithium and Battery Metal Mining Companies and ADRs and GDRs based on such securities. The Index may include securities of large-, mid- and small-capitalization companies. The Fund’s 80% Policies are non-fundamental and require 60 days prior written notice to shareholders before they can be changed.
The Fund uses a “passive” or indexing approach to try to achieve the Fund’s investment objective. Unlike many investment companies, the Fund does not try to beat the Index and does not seek temporary defensive positions when markets decline or appear overvalued. Indexing may eliminate the chance that the Fund will substantially outperform the Index but also may reduce some of the risks of active management, such as poor security selection. Indexing seeks to achieve lower costs and better after-tax performance by aiming to keep portfolio turnover low in comparison to actively managed investment companies.
The Fund will generally use a “replication” strategy to achieve its investment objective, meaning it will invest in all of the component securities of the Index in the same approximate proportion as in the Index. However, the Fund may utilize a representative sampling strategy with respect to the Index when a replication strategy might be detrimental or disadvantageous to shareholders, such as when there are practical difficulties or substantial costs involved in compiling a portfolio of equity securities to replicate the Index, in instances in which a security in the Index becomes temporarily illiquid, unavailable or less liquid, or as a result of legal restrictions or limitations (such as tax diversification requirements or sanctions imposed by the U.S. government) that apply to the Fund but not the Index. The Adviser expects that, over time, the correlation between the Fund’s performance and that of the Index, before fees and expenses, will be 95% or better. If the Fund uses a replication strategy, it can be expected to have greater correlation to the Index than if it uses a representative sampling strategy.
The Fund is considered to be non-diversified, which means that it may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it were a diversified fund. To the extent the Index is concentrated (i.e., holds 25% or more of its total assets) in a particular industry or group of industries, the Fund is expected to be concentrated in that industry or group of industries to approximately the same extent that the Index concentrates in an industry or group of industries. As of December 31, 2025, a significant portion of the Index is represented by securities of companies in the Lithium and Battery Metal Mining Industry, the exploration industry, and the materials sector. The degree to which components of the Index represent certain sectors or industries may change over time.
The Fund may lend securities representing up to one-third of the value of the Fund’s total assets (including the value of any collateral received).

Strategy Portfolio Concentration [Text]	To the extent the Index is concentrated (i.e., holds 25% or more of its total assets) in a particular industry or group of industries, the Fund is expected to be concentrated in that industry or group of industries to approximately the same extent that the Index concentrates in an industry or group of industries.
Themes Natural Monopoly ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]
The Fund employs a “passive management” (or indexing) investment approach designed to track the performance, before fees and expenses, of the Solactive Natural Monopoly Index (the “Index”). The Index is based on a proprietary methodology developed and maintained by Solactive AG (the “Index Provider”), which is an organization that is independent of, and unaffiliated with, the Fund and Themes Management Company, LLC, the Fund’s investment adviser (the “Adviser”).
The Index
The Index is designed to provide exposure to companies in the large- and mid- capitalization segments that exhibit a strong competitive advantage in their respective sector. The Index is denominated in U.S. dollars. As of December 31, 2025, the Index was comprised of 96 companies with a market capitalization range of between approximately $7.7 billion and $1.6 trillion and a weighted average market capitalization of approximately $274 billion.
In constructing or adjusting the Index, the Index Provider identifies an “Index Universe” of companies that, on Selection Days (as defined below), fulfill the following requirements: 1) are a part/component of the Solactive GBS (Global Benchmark Series) Developed Markets Large & Mid Cap USD Index (an index developed and maintained by the Index Provider that intends to track the performance of the large- and mid- capitalization segment covering approximately 85% of the free-float market capitalization in the developed markets (as identified by the Index Provider): Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, the Netherlands, New Zealand, Norway, Poland, Portugal, Singapore, Spain, Sweden, Switzerland, the United Kingdom, and the United States); 2) have a minimum Average Daily Value Traded of at least $1 million for new components of the Index (“Index Components”) and $750,000 for current Index Components over the 1 month and over 6 months prior to and including the Selection Day. The Average Daily Value Traded for a security is the sum of daily value traded over the specified period divided by the number of trading days that fall in the specified period; 3) new (current) Index Components must maintain a volume traded of at least 100,000 (75,000) shares over the 1 month period prior to and including the Selection Day and 600,000 (450,000) shares over the preceding 6 month period prior to and including Selection Day; 4) new (current) Index Components require a Free Float percentage of at least 10% (7.5%) - this requirement is not applicable to new (current) securities that have a Free Float Market Capitalization (shares outstanding for a specific class multiplied by the closing price of the security) of at least $1 billion ($750 million). Free Float represents the share-class specific fraction of the total number of shares of such share class issued that are available for trading; and 5) must have less than 10 non-trading days over the preceding 3 month period prior to and including Selection Day.
Based on the Index Universe, the initial composition of the Index, as well as any selection for an ordinary rebalance, is determined on the Selection Day by first screening a company for the following fundamental financial metrics: 1) sales; 2) profit margin; 3) profit margin volatility (over 3 years); 4) return on equity; 5) return on equity volatility (over 3 years); 6) inventory/total assets; and 7) intangible assets/total assets. All of these fundamental financial metrics for a company must be available for consideration in order to be considered for the Index. Companies are ranked according to all of these financial metrics using a proprietary methodology with the top 5 companies within each sector being selected for the Index. Sectors are based on FactSet’s Level 2 Sector Classification system and companies included in FactSet’s Miscellaneous Sector are excluded from the Index. In addition, China A Shares are excluded from the Index. On each Selection Day, each Component of the Index (“Index Component”) is assigned a weight that is sector-neutral relative to the free float market capitalization of the Index Universe. Within each sector, the weights of the Index Components are equally distributed. The determination of the Index Universe and the selection of Index Components is made by the Index Provider based on its proprietary methodology.
The Index is rebalanced 7 business days after each Selection Day. “Selection Day” is the last business day in June and December. The Index Components may change over time.
The Fund’s Investment Strategy
The Fund will invest, under normal circumstances, at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in securities that comprise the Index and in American Depositary Receipts (“ADRs”) and Global Depositary Receipts (“GDRs”) based on the securities in the Index. The Index may include securities of large and mid-capitalization companies. The Fund’s 80% Policy is non-fundamental and requires 60 days prior written notice to shareholders before it can be changed.
The Fund uses a “passive” or indexing approach to try to achieve the Fund’s investment objective. Unlike many investment companies, the Fund does not try to beat the Index and does not seek temporary defensive positions when markets decline or appear overvalued. Indexing may eliminate the chance that the Fund will substantially outperform the Index but also may reduce some of the risks of active management, such as poor security selection. Indexing seeks to achieve lower costs and better after-tax performance by aiming to keep portfolio turnover low in comparison to actively managed investment companies.
The Fund will generally use a “replication” strategy to achieve its investment objective, meaning it will invest in all of the component securities of the Index in the same approximate proportion as in the Index. However, the Fund may utilize a representative sampling strategy with respect to the Index when a replication strategy might be detrimental or disadvantageous to shareholders, such as when there are practical difficulties or substantial costs involved in compiling a portfolio of equity securities to replicate the Index, in instances in which a security in the Index becomes temporarily illiquid, unavailable or less liquid, or as a result of legal restrictions or limitations (such as tax diversification requirements) that apply to the Fund but not the Index. The Adviser expects that, over time, the correlation between the Fund’s performance and that of the Index, before fees and expenses, will be 95% or better. If the Fund uses a replication strategy, it can be expected to have greater correlation to the Index than if it uses a representative sampling strategy.
The Fund is considered to be non-diversified, which means that it may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it were a diversified fund. To the extent the Index is concentrated (i.e., holds 25% or more of its total assets) in a particular industry or group of industries, the Fund is expected to be concentrated in that industry or group of industries to approximately the same extent that the Index concentrates in an industry or group of industries. As of December 31, 2025, a significant portion of the Index is represented by securities of companies in the information technology sector. The degree to which Index Components represent certain sectors or industries may change over time.
The Fund may lend securities representing up to one-third of the value of the Fund’s total assets (including the value of any collateral received).
Strategy Portfolio Concentration [Text]	To the extent the Index is concentrated (i.e., holds 25% or more of its total assets) in a particular industry or group of industries, the Fund is expected to be concentrated in that industry or group of industries to approximately the same extent that the Index concentrates in an industry or group of industries.
Themes Silver Miners ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]
The Fund employs a “passive management” (or indexing) investment approach designed to track the performance, before fees and expenses, of the STOXX Global Silver Mining Index, or any successor thereto (the “Index”). The Index is a rules-based equity index developed and maintained by STOXX Ltd. (the “Index Provider”), which is an organization that is independent of, and unaffiliated with, the Fund and Themes Management Company, LLC, the Fund’s investment adviser (the “Adviser”).
The Index
The Index is designed to provide exposure to global companies in the large-, mid- and small- capitalization segments that have significant exposure to the silver mining industry. The Index is denominated in U.S. dollars. As of December 31, 2025, the Index was comprised of 38 companies with a market capitalization range of between approximately $337.4 million and $117.5 billion and a weighted average market capitalization of approximately $29.7 billion.
In constructing or adjusting the Index, the Index Provider identifies an “Index Universe” of companies that, on Selection Day (as defined below), fulfill the following requirements: 1) are a part/component of the STOXX World AC All Cap Index (a free float market capitalization-weighted index designed to measure the performance of large-, mid- and small- capitalization companies, as calculated by the Index Provider, that represent the top 85% of the investable market capitalization of each developed and emerging market country included in the Index, excluding companies based in India, United Arab Emirates, Kuwait, Qatar and Saudi Arabia); and 2) have three month Average Daily Traded Value of $0.5 million or more.
The Index Universe is then screened to identify Tier 1 and Tier 2 companies. Tier 1 companies are companies 1) with RBICS Focus of Silver Ore Mining (revenue of 50% or more from the Silver Ore Mining sector), and 2) companies with revenues of 25% or more from the RBICS L6 subindustry of Silver Ore Mining, which companies are ranked by their revenues to the subindustry and included in Tier 1 until there are a maximum of 50 companies in Tier 1. Tier 2 companies are companies that are in the top 40% in terms of market share from Silver Ore Mining not selected as Tier 1 companies and eligible in terms of their Average Daily Traded Value. For this purpose, “market share” is defined by the Index Provider as the percentile ranking of all companies in the Index Universe with at least $1 million dollars in revenue generated within the Silver Ore Mining sector Tier 1 and Tier 2 Companies are included in the Index (“Index Components”).
The Index Components are initially weighted by their free float market capitalization. The Index is then capped so that High Exposure Silver Mining Companies weigh in aggregate a minimum of 80% of the Index. “High Exposure Silver Mining Companies” are defined as those with revenues of 50% or more from the RBICS L6 subindustry of Silver Ore Mining, companies with RBICS Focus of Silver Ore Mining (i.e., revenue of 50% or more from the Silver Ore Mining sector), or companies that rank in the top 10 in terms of market share (as defined above) from Silver Ore Mining as identified by the Index Provider. In addition, the maximum Index Component weight is no higher than 10% and companies with a weight over 4.5% do not exceed 45% in aggregation. Tier 2 companies, in aggregate, are capped at 30% of the Index. These caps represent a general guideline set by the Index Provider and, at times, the Fund may hold positions that exceed the caps based on market activity and/or timing of Index selection/rebalancing.
The composition of the Index is ordinarily reviewed once a year in September (“Selection Day”). The Index Component weight factors are calculated quarterly in March, June, September, and December. They are published on the second Friday of March, June, September, and December, based on the stocks’ closing prices the preceding Thursday. The determination of the Index Universe and the selection of the Index Components of the Index is made by the Index Provider based on its proprietary methodology. The Index Components may change over time.
The Fund’s Investment Strategy
The Fund will invest, under normal circumstances, at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in the securities that comprise the Index and in American Depositary Receipts (“ADRs”) and Global Depositary Receipts (“GDRs”) based on the securities in the Index. The Fund will also invest, under normal circumstances, at least 80% of its net assets, plus borrowings for investment purposes, in securities of High Exposure Silver Mining Companies and in ADRs and GDRs based on such securities. Such securities may include those of large-, mid- and small- capitalization companies from developed and emerging market countries. The Fund’s 80% Policies are non-fundamental and require 60 days prior written notice to shareholders before each can be changed.
The Fund uses a “passive” or indexing approach. Unlike many investment companies, the Fund does not try to beat the Index and does not seek temporary defensive positions when markets decline or appear overvalued. Indexing may eliminate the chance that the Fund will substantially outperform the Index but also may reduce some of the risks of active management, such as poor security selection. Indexing seeks to achieve lower costs and better after-tax performance by aiming to keep portfolio turnover low in comparison to actively managed investment companies.
The Fund will generally use a “replication” strategy to achieve its investment objective, meaning it will invest in all of the component securities of the Index in the same approximate proportion as in the Index. However, the Fund may utilize a representative sampling strategy with respect to the Index when a replication strategy might be detrimental or disadvantageous to shareholders, such as when there are practical difficulties or substantial costs involved in compiling a portfolio of equity securities to replicate the Index, in instances in which a security in the Index becomes temporarily illiquid, unavailable or less liquid, or as a result of legal restrictions or limitations (such as tax diversification requirements) that apply to the Fund but not the Index. The Adviser expects that, over time, the correlation between the Fund’s performance and that of the Index, before fees and expenses, will be 95% or better. If the Fund uses a replication strategy, it can be expected to have greater correlation to the Index than if it uses a representative sampling strategy.
The Fund is considered to be non-diversified, which means that it may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it were a diversified fund. To the extent the Index is concentrated (i.e., holds 25% or more of its total assets) in a particular industry or group of industries, the Fund is expected to be concentrated in that industry or group of industries to approximately the same extent that the Index concentrates in an industry or group of industries. As of December 31, 2025, companies in the exploration, metals and mining, and silver mining industries and the materials sector represented a significant portion of the Index. The degree to which components of the Index represent certain sectors or industries may change over time.
The Fund may lend securities representing up to one-third of the value of the Fund’s total assets (including the value of any collateral received).

Strategy Portfolio Concentration [Text]	To the extent the Index is concentrated (i.e., holds 25% or more of its total assets) in a particular industry or group of industries, the Fund is expected to be concentrated in that industry or group of industries to approximately the same extent that the Index concentrates in an industry or group of industries.
Themes Transatlantic Defense ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]
The Fund employs a “passive management” (or indexing) investment approach designed to track the performance, before fees and expenses, of the Solactive Transatlantic Aerospace and Defense Index (the “Index”). The Index is based on a proprietary methodology developed and maintained by Solactive AG (the “Index Provider”), which is an organization that is independent of, and unaffiliated with, the Fund and Themes Management Company, LLC, the Fund’s investment adviser (the “Adviser”).
The Index
The Index is designed to provide exposure to companies that have business operations in the aerospace and defense industry and are headquartered in a country that is a member of NATO. The Index is denominated in U.S. dollars. As of December 31, 2025, the Index was comprised of 78 companies with a market capitalization range of between approximately $45.4 million and $324.9 billion and a weighted average market capitalization of approximately $126.1 billion.
In constructing or adjusting the Index, the Index Provider identifies an “Index Universe” of companies that, on Selection Days (as defined below), fulfill the following requirements: 1) are a part/component of the Solactive GBS
(Global Benchmark Series) Global Markets All Cap USD Index (an index developed and maintained by the Index Provider that intends to track the performance of small-, mid- and large-capitalization companies covering approximately the largest 100% of the free-float market capitalization in global markets, 2) have a FactSet industry classification of Aerospace and Defense, and (3) must be headquartered in a country that is a member of NATO and has been so for at least three months (collectively, “Transatlantic Defense Companies”). In order to be classified in the Aerospace and Defense industry, FactSet requires that the company generate at least 50% of its revenue from that industry. FactSet’s Aerospace and Defense industry group consists of companies engaged in either the manufacturing of aircraft, aircraft parts, and aircraft accessories, or in the design and manufacturing of equipment for use by government and military personnel, including weapons systems and services, missiles and military navigational systems.
In addition, companies included in the Index Universe must have an Average Daily Value Traded of at least $1 million over 1 month and over 6 months prior to and including the Selection Day. The Average Daily Value Traded for a security is the sum of daily value traded over the specified period divided by the number of trading days that fall in the specified period. Only one share class of each company is eligible for inclusion in the Index Universe. The eligible share class is the share class with the higher minimum Average Daily Value Traded over 1 month and over 6 months prior to and including the Selection Day. All companies in the Index Universe are included in the Index (each, an “Index Component”). The determination of the Index Universe and the selection of Index Components is made by the Index Provider based on its proprietary methodology. “Selection Day” is 20 business days before the Rebalance Day. “Rebalance Day” is the first Wednesday in February, May, August and November.
On each Selection Day, each Index Component is assigned a weight according to its free float market capitalization subject to the following constraints: the maximum weight of an Index Component is 8%, the minimum weight of an Index Component is 0.05%, and the aggregate weight of the Index Components weighted above 4.5% is capped at 45%. The remaining companies are capped at 4.5%. The excess weight that results from implementing these constraints is redistributed proportionally in an iterative manner, such that none of the above constraints are breached.
The Fund’s Investment Strategy
The Fund will invest, under normal circumstances, at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in securities that comprise the Index and American Depositary Receipts (“ADRs”) and Global Depositary Receipts (“GDRs”) based on the securities in the Index. The Fund will also invest, under normal circumstances, at least 80% of its net assets, plus borrowings for investment purposes, in securities of Transatlantic Defense Companies and ADRs and GDRs based on such securities. The Index may include securities of large-, mid- and small-capitalization companies. The Fund’s 80% Policies are non-fundamental and require 60 days prior written notice to shareholders before each can be changed.
The Fund uses a “passive” or indexing approach to try to achieve the Fund’s investment objective. Unlike many investment companies, the Fund does not try to beat the Index and does not seek temporary defensive positions when markets decline or appear overvalued. Indexing may eliminate the chance that the Fund will substantially outperform the Index but also may reduce some of the risks of active management, such as poor security selection. Indexing seeks to achieve lower costs and better after-tax performance by aiming to keep portfolio turnover low in comparison to actively managed investment companies.
The Fund will generally use a “replication” strategy to achieve its investment objective, meaning it will invest in all of the component securities of the Index in the same approximate proportion as in the Index. However, the Fund may utilize a representative sampling strategy with respect to the Index when a replication strategy might be detrimental or disadvantageous to shareholders, such as when there are practical difficulties or substantial costs involved in compiling a portfolio of equity securities to replicate the Index, in instances in which a security in the Index becomes temporarily illiquid, unavailable or less liquid, or as a result of legal restrictions or limitations (such as tax diversification requirements or sanctions imposed by the U.S. government) that apply to the Fund but not the Index. The Adviser expects that, over time, the correlation between the Fund’s performance and that of the Index, before fees and expenses, will be 95% or better. If the Fund uses a replication strategy, it can be expected to have greater correlation to the Index than if it uses a representative sampling strategy.
The Fund is considered to be non-diversified, which means that it may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it were a diversified fund. To the extent the Index is concentrated (i.e., holds 25% or more of its total assets) in a particular industry or group of industries, the Fund is expected to be concentrated in that industry or group of industries to approximately the same extent that the Index concentrates in an industry or group of industries. As of December 31, 2025, issuers in the Aerospace and Defense industry and the industrials sector represented a significant portion of the Index. The degree to which components of the Index represent certain sectors or industries may change over time.
The Fund may lend securities representing up to one-third of the value of the Fund’s total assets (including the value of any collateral received).
The Fund is not endorsed by NATO and is not affiliated with or in any way related to NATO.

Strategy Portfolio Concentration [Text]	To the extent the Index is concentrated (i.e., holds 25% or more of its total assets) in a particular industry or group of industries, the Fund is expected to be concentrated in that industry or group of industries to approximately the same extent that the Index concentrates in an industry or group of industries.
Themes Uranium & Nuclear ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]
The Fund employs a “passive management” (or indexing) investment approach designed to track the performance, before fees and expenses, of the BITA Global Uranium & Nuclear Select NTR Index (the “Index”). The Index is based on a proprietary methodology developed and maintained by BITA GmbH (the “Index Provider”), which is an organization that is independent of, and unaffiliated with, the Fund and Themes Management Company, LLC, the Fund’s investment adviser (the “Adviser”).
The Index
The Index is designed to provide exposure to companies publicly listed on recognized, global exchanges that derive significant revenues from the uranium and nuclear industries. Specifically, the uranium industry includes downstream and upstream operations such as exploration and refining, as well as uranium trading and finance. The nuclear industry encompasses materials, equipment, technology, and enabling infrastructure, as well as the generation and distribution of nuclear energy. The Index is denominated in U.S. dollars. As of December 31, 2025, the Index was comprised of 42 companies with a market capitalization range of between approximately $81.4 million and $110.4 billion and a weighted average market capitalization of approximately $25.3 billion.
In constructing or adjusting the Index, the Index Provider identifies an “Index Universe” that is composed of global, publicly listed securities, issued by companies with products, services and activities classified in the following areas or subthemes by the Index Provider (the “Uranium and Nuclear Industries”):
A. Upstream Uranium: Companies that derive revenue from uranium mining and exploration.
B. Downstream Uranium: Companies that derive revenue from uranium refining and processing, product manufacturing, recycling, as well as enrichment and conversion processes.
C. Uranium Trading and Finance: Companies that derive revenue through financial activities within the uranium industry, such as trading, investing, and royalties.
D. Nuclear Materials: Companies that derive revenue from the development of nuclear fuel materials.
E. Nuclear Equipment and Technology: Companies that derive revenue from provision of transportation and security equipment for nuclear materials, radiation control equipment, installations for nuclear plant control centers, and equipment related to nuclear plant power generation.
F. Nuclear Infrastructure: Companies that derive revenue from nuclear plant construction and engineering, the establishment of nuclear waste disposal facilities, operation of nuclear fuel enrichment installations, and involvement in nuclear power plant water management, including equipment provision.
G. Nuclear Energy: Companies that derive revenue from nuclear energy generation and distribution.
In order to provide an objective measure of the level of exposure of a company to the Uranium and Nuclear Industries, the Index Provider has developed an objective score, called the BITA Thematic Exposure Score. Revenue-based Thematic Exposure Scores are determined through an in-depth analysis of a company’s business footprint via the collection of publicly available data provided by the company in regulatory filings (such as Annual Reports, 10-Ks, 10-Qs, 20-Fs, 8-Ks), quarterly earnings reports, investor presentations, official earnings conference call transcripts, as well as credible news sources. A company’s total Thematic Exposure Score is equivalent to the sum of the revenue derived by the company from the Uranium and Nuclear Industries as a proportion of the company’s total revenue.
Companies must meet each of the following requirements to be included in the Index Universe:
Thematic requirement: Companies included in the Index Universe must first fulfill one of the following two requirements:
1) Thematic exposure (purity leaders): a Thematic Exposure Score equal to or greater than 30% of their total revenue, or
2) Thematic revenue dollars (revenue leaders): The thematic revenue dollar amount for each company is determined by taking the company’s total revenue and multiplying it by its Thematic Exposure Score. Securities from the top 5 companies ranked by their thematic revenue dollar amount from the Uranium Industry and securities from the top 5 companies ranked by their thematic revenue dollar amount from the Nuclear Industry are chosen for inclusion in the Index Universe.
Country requirement: Securities of companies from India, Indonesia, Malaysia, Philippines, Russia, South Korea, Sri Lanka, Thailand, Vietnam, and Zimbabwe, as determined by the Index Provider, are excluded from the Index.
Exchange requirement: Only securities listed on eligible exchanges, as determined by the Index Provider, will be included.
Minimum size requirement: Securities of companies with a market capitalization below $100 million are excluded.
Minimum liquidity requirement: Securities of companies with a 3-month Average Daily Value Traded below $100,000 are excluded. The Average Daily Traded Value of a security is the sum of the daily traded value (the product of the closing price and the number of shares traded that day) over a specified period divided by the number of trading days over that specified period.
All securities in the Index Universe are selected for the Index (each, an “Index Component”). If a company has more than one share class that qualifies for membership on a stand-alone basis in the Index Universe, only the highest ranked share class will be included, as ranked by its 3-month Average Daily Value Traded. The determination of the Index Universe and the selection of Index Components is made by the Index Provider based on its proprietary methodology. The Index is rebalanced quarterly.
On Determination Day (defined below), Index Components are weighted based on free float market capitalization modified by thematic exposure using a proprietary algorithm developed by the Index Provider. The initial weights of each Index Component are reviewed and adjusted (if required) through a liquidity optimization process that limits single day trading to 25% of value traded for any Index Component given a theoretical $25,000,000 inflow. The weights of each Index Component cannot exceed 10% of the total Index weight. The cumulative weight of all Index Components representing more than 4.5% of the Index cannot exceed 45% of the total Index weight. The weights in excess are redistributed proportionally among the rest of the uncapped Index Components. The sum of the weights of all Index Components in countries that are classified as an emerging market country by the Index Provider is capped at 40% of the total Index weight. If the sum is greater than 40%, the weights of all emerging market Index Components are reduced proportionally until they sum to 40%. The weights in excess are redistributed proportionally among the uncapped developed market Index Components. After the above capping constraints have been satisfied, the weights of all Index Components are subject to a floor of 0.1%.
After the capping and flooring conditions outlined above are satisfied, a group floor is implemented such that the Index has at least 80% of its total weight allocated into securities issued by companies that either i) have a Thematic Exposure of equal to or greater than 50% of their total revenue to the Uranium or Nuclear Industries, or ii) are ranked within the top 5 positions according to their Thematic Revenue Dollar Amount from the Uranium or Nuclear Industries (collectively, the “Thematic Exposure Flooring”). In cases where the Thematic Exposure Flooring cannot be satisfied (i.e. the 80% minimum weight threshold is not achieved), the Thematic Revenue Dollar Amount ranking threshold is relaxed so the companies within the top 10 positions in the ranking satisfy the Thematic Exposure Flooring. Companies fulfilling the Thematic Exposure Flooring requirements are defined as “Uranium Companies” or “Nuclear Companies.”
The Index is reconstituted and rebalanced quarterly in March, June, September, and December at the Close of Business (COB) on the 3rd Friday of the rebalancing month after market close. The Determination Day for ordinary adjustments occurs at the COB on the 1st Friday of the rebalancing/reconstitution month.
The Fund’s Investment Strategy
The Fund will invest, under normal circumstances, at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in securities that comprise the Index and American Depositary Receipts (“ADRs”) and Global Depositary Receipts (“GDRs”) based on the securities in the Index. The Fund will also invest, under normal circumstances, at least 80% of its net assets, plus borrowings for investment purposes, in securities of Uranium Companies and Nuclear Companies and ADRs and GDRs based on such securities. The Index may include securities of large-, mid- and small-capitalization companies. The Fund’s 80% Policies are non-fundamental and require 60 days prior written notice to shareholders before they can be changed.
The Fund uses a “passive” or indexing approach to try to achieve the Fund’s investment objective. Unlike many investment companies, the Fund does not try to beat the Index and does not seek temporary defensive positions when markets decline or appear overvalued. Indexing may eliminate the chance that the Fund will substantially outperform the Index but also may reduce some of the risks of active management, such as poor security selection. Indexing seeks to achieve lower costs and better after-tax performance by aiming to keep portfolio turnover low in comparison to actively managed investment companies.
The Fund will generally use a “replication” strategy to achieve its investment objective, meaning it will invest in all of the component securities of the Index in the same approximate proportion as in the Index. However, the Fund may utilize a representative sampling strategy with respect to the Index when a replication strategy might be detrimental or disadvantageous to shareholders, such as when there are practical difficulties or substantial costs involved in compiling a portfolio of equity securities to replicate the Index, in instances in which a security in the Index becomes temporarily illiquid, unavailable or less liquid, or as a result of legal restrictions or limitations (such as tax diversification requirements or sanctions imposed by the U.S. government) that apply to the Fund but not the Index. The Adviser expects that, over time, the correlation between the Fund’s performance and that of the Index, before fees and expenses, will be 95% or better. If the Fund uses a replication strategy, it can be expected to have greater correlation to the Index than if it uses a representative sampling strategy.
The Fund is considered to be non-diversified, which means that it may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it were a diversified fund. To the extent the Index is concentrated (i.e., holds 25% or more of its total assets) in a particular industry or group of industries, the Fund is expected to be concentrated in that industry or group of industries to approximately the same extent that the Index concentrates in an industry or group of industries. As of December 31, 2025, a significant portion of the Index is represented by securities of companies in the Uranium and Nuclear Industries, the oil, gas and consumable fuels industry, the exploration industry, and the energy and utilities sectors. The degree to which components of the Index represent certain sectors or industries may change over time.
The Fund may lend securities representing up to one-third of the value of the Fund’s total assets (including the value of any collateral received).

Strategy Portfolio Concentration [Text]	To the extent the Index is concentrated (i.e., holds 25% or more of its total assets) in a particular industry or group of industries, the Fund is expected to be concentrated in that industry or group of industries to approximately the same extent that the Index concentrates in an industry or group of industries.
Themes US Cash Flow Champions ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]
The Fund employs a “passive management” (or indexing) investment approach designed to track the performance, before fees and expenses, of the Solactive US Cash Flow Champions Index, or any successor thereto (the “Index”). The Index is based on a proprietary methodology developed and maintained by Solactive AG (the “Index Provider”), which is an organization that is independent of, and unaffiliated with, the Fund and Themes Management Company, LLC, the Fund’s investment adviser (the “Adviser”).
The Index
The Index is a free-float adjusted, market capitalization weighted index that is designed to provide exposure to U.S. companies that have a high cash flow yield. The Index is denominated in U.S. dollars. As of December 31, 2025, the Index was comprised of 75 companies with a market capitalization range of between approximately $13.9 billion and $877.2 trillion and a weighted average market capitalization of approximately $191.5 billion.
In constructing or adjusting the Index, the Index Provider identifies an “Index Universe” of companies that, on Selection Days (as defined below), fulfill the following requirements: 1) is a member of the Solactive GBS (Global Benchmark Series) United States Large & Mid Cap Index; and 2) only companies with a positive cash flow yield
(free cash flow/enterprise value) in the last 4 years are eligible. A company’s free cash flow is its cash flow from operations less its capital expenditures, and its enterprise value is its market capitalization plus its debt and less its cash and cash equivalents. All eligible companies are ranked according to next year’s estimated cash flow yield and the top 75 are selected for the Index (each, an “Index Component”). To limit turnover in the Index a buffer rule is included: In case a company is already an Index Component and is ranked within the top 200 the company remains in the Index. Each Index Component is assigned a weight according to its free float market capitalization weight which is capped at 5%. The Index is adjusted on the Rebalance Day which is 7 days after the Selection Day. “Selection Day” is the last business day in March, June, September, and December. The cap represents a general guideline set by the Index Provider and, at times, the Fund may hold positions that exceed the cap based on market activity and/or timing of Index selection/rebalancing. The determination of the Index Universe and the selection of Index Components is made by the Index Provider based on its proprietary methodology. The Index Components may change over time.
The country classification of a company (i.e., as a “US” company) is generally determined by the Index Provider using the company’s country of incorporation and the country of primary listing of its securities. If the company’s country of primary listing is the same as its country of incorporation, then the company will be assigned to that country. If the country of primary listing is not the same as the company’s country of incorporation, then additional criteria, such as the location of the company’s management board (country of domicile) and an assessment by the Index Provider of the country in which the company would be influenced the most by potential changes in the business environment (country of risk), are considered by the Index Provider for classification purposes.
The Fund’s Investment Strategy
The Fund will invest, under normal circumstances, at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in the securities that comprise the Index. The Fund will also invest, under normal circumstances, at least 80% of its net assets, plus borrowings for investment purposes, in securities of U.S. companies. The Index may include securities of large and mid-capitalization companies. The Fund’s 80% Policies are non-fundamental and require 60 days prior written notice to shareholders before each can be changed.
The Fund uses a “passive” or indexing approach to try to achieve the Fund’s investment objective. Unlike many investment companies, the Fund does not try to beat the Index and does not seek temporary defensive positions when markets decline or appear overvalued. Indexing may eliminate the chance that the Fund will substantially outperform the Index but also may reduce some of the risks of active management, such as poor security selection. Indexing seeks to achieve lower costs and better after-tax performance by aiming to keep portfolio turnover low in comparison to actively managed investment companies.
The Fund will generally use a “replication” strategy to achieve its investment objective, meaning it will invest in all of the component securities of the Index in the same approximate proportion as in the Index. However, the Fund may utilize a representative sampling strategy with respect to the Index when a replication strategy might be detrimental or disadvantageous to shareholders, such as when there are practical difficulties or substantial costs involved in compiling a portfolio of equity securities to replicate the Index, in instances in which a security in the Index becomes temporarily illiquid, unavailable or less liquid, or as a result of legal restrictions or limitations (such as tax diversification requirements) that apply to the Fund but not the Index. The Adviser expects that, over time, the correlation between the Fund’s performance and that of the Index, before fees and expenses, will be 95% or better. If the Fund uses a replication strategy, it can be expected to have greater correlation to the Index than if it uses a representative sampling strategy.
The Fund is considered to be non-diversified, which means that it may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it were a diversified fund. To the extent the Index is concentrated (i.e., holds 25% or more of its total assets) in a particular industry or group of industries, the Fund is expected to be concentrated in that industry or group of industries to approximately the same extent that the Index concentrates in an industry or group of industries. As of December 31, 2025, a significant portion of the Index is represented by securities of companies in the financials sector. The degree to which Index Components represent certain sectors or industries may change over time.
The Fund may lend securities representing up to one-third of the value of the Fund’s total assets (including the value of any collateral received).
Strategy Portfolio Concentration [Text]	To the extent the Index is concentrated (i.e., holds 25% or more of its total assets) in a particular industry or group of industries, the Fund is expected to be concentrated in that industry or group of industries to approximately the same extent that the Index concentrates in an industry or group of industries.
Themes US Infrastructure ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]
The Fund employs a “passive management” (or indexing) investment approach designed to track the performance, before fees and expenses, of the Solactive United States Infrastructure Index, or any successor thereto (the “Index”). The Index is based on a proprietary methodology developed and maintained by Solactive AG (the “Index Provider”), which is an organization that is independent of, and unaffiliated with, the Fund and Themes Management Company, LLC, the Fund’s investment adviser (the “Adviser”).
The Index
The Index is designed to provide exposure to US companies that have business operations involving the building materials, equipment, logistics, construction, and engineering services used for the development and maintenance of infrastructure projects. The Index is denominated in U.S. dollars. As of December 31, 2025, the Index was comprised of 99 companies with a market capitalization range of between approximately $593 million and $268.1 billion and a weighted average market capitalization of approximately $60.5 billion.
In constructing or adjusting the Index, the Index Provider identifies an “Index Universe.” The Index Universe comprises securities of companies that, on Selection Days (as defined below), fulfill the following requirements: (1) are a part/component of the Solactive GBS (Global Benchmark Series) United States All Cap USD Index - an index developed and maintained by the Index Provider that intends to track the performance of small-, mid- and large-capitalization companies covering approximately the largest 100% of the free-float market capitalization in the United States and the Solactive GBS Global Markets Infrastructure All Cap Index (an index developed and maintained by the Index Provider that provides exposure to global companies that have business operations involving the building materials and equipment, logistics, construction, and engineering services used for the development and maintenance of infrastructure projects); (2) are headquartered in the US (a “US Company”); (3) have free-float market capitalization of at least $100 million; and (4) have a minimum Average Daily Value Traded of at least $1 million over one month and over six months prior to and including the Selection Day. The Average Daily Value Traded is the sum of daily value traded over the specified period divided by the number of trading days that fall in the specified period. Only one share class of each company is eligible for inclusion in the Index Universe. The eligible share class is the share class with the higher minimum Average Daily Value Traded over 1 month and over 6 months prior to and including the Selection Day.
In order to be a part/component of the Solactive GBS Global Markets Infrastructure All Cap Index and to be included in the Index Universe of the Index, companies must be classified in one of the following index categories based on their FactSet or FactSet Revere Business Industry Classification System (“RBICS”) industry classification: Transportation Infrastructure Construction, Transportation Operators, Telecommunication Infrastructure, Water and Energy Infrastructure, Infrastructure Materials and Components, Infrastructure Construction, or Construction Machinery (“Infrastructure Companies”). In order to be classified in one of the above index categories, FactSet and RBICS require that the company generate at least 50% of its revenue from that category.
Based on the Index Universe, the initial composition of the Index, as well as any selection for an ordinary rebalance, is determined on the Selection Day by ranking all eligible securities based on their free float market capitalization in a descending order and selecting the top 100 securities (if 100 companies are eligible) for inclusion in the Index (each, an “Index Component”). If less than 100 securities are eligible, all eligible securities are selected as Index Components and the Index will consist of less than 100 securities. “Selection Day” is 20 business days before the Rebalance Day. Rebalance Day is generally the first Wednesday in May and November.
On each Selection Day, each Index Component is assigned a weight according to its free float market capitalization. The maximum weight of an Index Component is capped at 4.5%. Any excess weight is redistributed proportionately in an iterative manner to the other Index Components so that none of them have a weight in excess of 4.5%. The determination of the Index Universe and the selection of Index Components is made by the Index Provider based on its proprietary methodology. The Index Components may change over time.
The Fund’s Investment Strategy
The Fund will invest, under normal circumstances, at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in the securities that comprise the Index. The Fund will also invest, under normal circumstances, at least 80% of its net assets, plus borrowings for investment purposes, in securities of US Infrastructure Companies. Such securities may include those large-, mid- and small-capitalization companies. The Fund’s 80% Policies are non-fundamental and require 60 days prior written notice to shareholders before each can be changed.
The Fund uses a “passive” or indexing approach to try to achieve the Fund’s investment objective. Unlike many investment companies, the Fund does not try to beat the Index and does not seek temporary defensive positions when markets decline or appear overvalued. Indexing may eliminate the chance that the Fund will substantially outperform the Index but also may reduce some of the risks of active management, such as poor security selection. Indexing seeks to achieve lower costs and better after-tax performance by aiming to keep portfolio turnover low in comparison to actively managed investment companies.
The Fund will generally use a “replication” strategy to achieve its investment objective, meaning it will invest in all of the component securities of the Index in the same approximate proportion as in the Index. However, the Fund may utilize a representative sampling strategy with respect to the Index when a replication strategy might be detrimental or disadvantageous to shareholders, such as when there are practical difficulties or substantial costs involved in compiling a portfolio of equity securities to replicate the Index, in instances in which a security in the Index becomes temporarily illiquid, unavailable or less liquid, or as a result of legal restrictions or limitations (such as tax diversification requirements) that apply to the Fund but not the Index. The Adviser expects that, over time, the correlation between the Fund’s performance and that of the Index, before fees and expenses, will be 95% or better. If the Fund uses a replication strategy, it can be expected to have greater correlation to the Index than if it uses a representative sampling strategy.
The Fund is considered to be non-diversified, which means that it may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it were a diversified fund. To the extent the Index is concentrated (i.e., holds 25% or more of its total assets) in a particular industry or group of industries, the Fund is expected to be concentrated in that industry or group of industries to approximately the same extent that the Index concentrates in an industry or group of industries. As of December 31, 2025, a significant portion of the Index is represented by securities of companies in the infrastructure industry and the industrials and materials sectors. The degree to which Index Components represent certain sectors or industries may change over time.
The Fund may lend securities representing up to one-third of the value of the Fund’s total assets (including the value of any collateral received).

Strategy Portfolio Concentration [Text]	To the extent the Index is concentrated (i.e., holds 25% or more of its total assets) in a particular industry or group of industries, the Fund is expected to be concentrated in that industry or group of industries to approximately the same extent that the Index concentrates in an industry or group of industries.
Themes US R&D Champions ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]
The Fund employs a “passive management” (or indexing) investment approach designed to track the performance, before fees and expenses, of the Solactive US R&D Champions Index (the “Index”). The Index is based on a proprietary methodology developed and maintained by Solactive AG (the “Index Provider”), which is an organization that is independent of, and unaffiliated with, the Fund and Themes Management Company, LLC, the Fund’s investment adviser (the “Adviser”).
The Index
The Index is designed to provide exposure to US companies in the large- and mid- capitalization segments that rank in the top 50 companies based on the Index Provider’s R&D intensity metric (defined below). The Index is denominated in U.S. dollars. As of December 31, 2025, the Index was comprised of 50 companies with a market capitalization range of between approximately $11.2 billion and $4 trillion and a weighted average market capitalization of approximately $423.1 billion.

In constructing or adjusting the Index, the Index Provider identifies an “Index Universe” of companies that, on Selection Days (as defined below) are a part/component of the Solactive GBS (Global Benchmark Series) United States Large & Mid Cap USD Index (an index developed and maintained by the Index Provider that intends to track the performance of the large- and mid- capitalization segments covering approximately 85% of the free-float market capitalization in the United States).
The country classification of a company (i.e. as a “US” company) is generally determined by the Index Provider using the company’s country of incorporation and the country of primary listing of its securities. If the company’s country of primary listing is the same as its country of incorporation, then the company will be assigned to that country. If the country of primary listing is not the same as the company’s country of incorporation, then additional criteria, such as the location of the company’s management board (country of domicile) and an assessment by the Index Provider of the country in which the company would be influenced the most by potential changes in the business environment (country of risk), are considered by the Index Provider for classification purposes.
Based on the Index Universe, the initial composition of the Index, as well as any selection for an ordinary rebalance, is determined on the Selection Day by the Index Provider based on its R&D ranking metric. To be eligible for the Index a company must have reported through its public filings its R&D expenses and must have a positive profit margin in each of the last three years (“R&D Companies”). R&D Companies must also meet the following criteria to be eligible for the Index: 1) must have increasing research & development expenses in each of the last three years; 2) must have a positive return on equity in each of the last three years; and 3) must have a positive return on assets in each of the last three years. All eligible companies are then assigned a ranking based on the Index Provider’s R&D ranking metric. This R&D metric ranks a company’s research & development activities by determining the percentage that research & development expenses are of a company’s sales and net income with the top 50 R&D focused companies being selected for the Index. The determination of the Index Universe and the selection of securities for inclusion in the Index (“Index Components”) is made by the Index Provider based on its proprietary methodology.
“Selection Day” is the last business day in January, April, July and October. “Rebalance Day” is seven business days after Selection Day. The Index Components may change over time.
The Fund’s Investment Strategy
The Fund will invest, under normal circumstances, at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in securities that comprise the Index. The Fund will also invest, under normal circumstances, at least 80% of its net assets, plus borrowings for investment purposes, in securities of R&D Companies. The Index may include securities of large- and mid- capitalization companies. The Fund’s 80% Policies are non-fundamental and require 60 days prior written notice to shareholders before each can be changed.
The Fund uses a “passive” or indexing approach to try to achieve the Fund’s investment objective. Unlike many investment companies, the Fund does not try to beat the Index and does not seek temporary defensive positions when markets decline or appear overvalued. Indexing may eliminate the chance that the Fund will substantially outperform the Index but also may reduce some of the risks of active management, such as poor security selection. Indexing seeks to achieve lower costs and better after-tax performance by aiming to keep portfolio turnover low in comparison to actively managed investment companies.
The Fund will generally use a “replication” strategy to achieve its investment objective, meaning it will invest in all of the component securities of the Index in the same approximate proportion as in the Index. However, the Fund may utilize a representative sampling strategy with respect to the Index when a replication strategy might be detrimental or disadvantageous to shareholders, such as when there are practical difficulties or substantial costs involved in compiling a portfolio of equity securities to replicate the Index, in instances in which a security in the Index becomes temporarily illiquid, unavailable or less liquid, or as a result of legal restrictions or limitations (such as tax diversification requirements) that apply to the Fund but not the Index. The Adviser expects that, over time, the correlation between the Fund’s performance and that of the Index, before fees and expenses, will be 95% or better. If the Fund uses a replication strategy, it can be expected to have greater correlation to the Index than if it uses a representative sampling strategy.
The Fund is considered to be non-diversified, which means that it may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it were a diversified fund. To the extent the Index is concentrated (i.e., holds 25% or more of its total assets) in a particular industry or group of industries, the Fund is expected to be concentrated in that industry or group of industries to approximately the same extent that the Index concentrates in an industry or group of industries. As of December 31, 2025, a significant portion of the Index is represented by securities of companies in the information technology sector. The degree to which components of the Index represent certain sectors or industries may change over time.
The Fund may lend securities representing up to one-third of the value of the Fund’s total assets (including the value of any collateral received).
Strategy Portfolio Concentration [Text]	To the extent the Index is concentrated (i.e., holds 25% or more of its total assets) in a particular industry or group of industries, the Fund is expected to be concentrated in that industry or group of industries to approximately the same extent that the Index concentrates in an industry or group of industries.
Themes US Small Cap Cash Flow Champions ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]
The Fund employs a “passive management” (or indexing) investment approach designed to track the performance, before fees and expenses, of the Solactive US Small Cap Cash Flow Champions Index, or any successor thereto (the “Index”). The Index is based on a proprietary methodology developed and maintained by Solactive AG (the “Index Provider”), which is an organization that is independent of, and unaffiliated with, the Fund and Themes Management Company, LLC, the Fund’s investment adviser (the “Adviser”).
The Index
The Index is a free-float adjusted, market capitalization weighted index that is designed to provide exposure to small capitalization U.S. companies that have a high cash flow yield. The Index is denominated in U.S. dollars. As of December 31, 2025, the Index was comprised of 74 companies with a market capitalization range of between approximately $1.1 billion and $15.5 billion and a weighted average market capitalization of approximately $7.8 billion.
In constructing or adjusting the Index, the Index Provider identifies an “Index Universe” of companies that, on Selection Days (as defined below), fulfill the following requirements: 1) is a member of the Solactive GBS (Global Benchmark Series) United States Small Cap Index (which includes the bottom 15% of the total U.S. market capitalization) (a “Small Cap Company”); and 2) only companies with a positive cash flow yield (free cash flow/enterprise value) in the last 4 years are eligible. A company’s free cash flow is its cash flow from operations less its capital expenditures, and its enterprise value is its market capitalization plus its debt and less its cash and cash equivalents. All eligible companies are ranked according to next year’s estimated cash flow yield and the top 75 are selected for the Index (each, an “Index Component”). To limit turnover in the Index a buffer rule is included: In case a company is already an Index Component and is ranked within the top 200 the company remains in the Index. Each Index Component is assigned a weight according to its free float market capitalization weight which is capped at 5%. The cap represents a general guideline set by the Index Provider and, at times, the Fund may hold positions that exceed the cap based on market activity and/or timing of Index selection/rebalancing.
The country classification of a company (i.e., as a “US” company) is generally determined by the Index Provider using the company’s country of incorporation and the country of primary listing of its securities. If the company’s country of primary listing is the same as its country of incorporation, then the company will be assigned to that country. If the country of primary listing is not the same as the company’s country of incorporation, then additional criteria, such as the location of the company’s management board (country of domicile) and an assessment by the Index Provider of the country in which the company would be influenced the most by potential changes in the business environment (country of risk), are considered by the Index Provider for classification purposes.
The Index is adjusted on the Rebalance Day which is 7 days after the Selection Day. “Selection Day” is the last business day in March, June, September, and December. The determination of the Index Universe and the selection of Index Components is made by the Index Provider based on its proprietary methodology. The Index Components may change over time.
The Fund’s Investment Strategy
The Fund will invest, under normal circumstances, at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in the securities that comprise the Index. The Fund will also invest, under normal circumstances, at least 80% of its net assets, plus borrowings for investment purposes, in securities of US Small Cap Companies. The Fund’s 80% Policies are non-fundamental and require 60 days prior written notice to shareholders before each can be changed.
The Fund uses a “passive” or indexing approach to try to achieve the Fund’s investment objective. Unlike many investment companies, the Fund does not try to beat the Index and does not seek temporary defensive positions when markets decline or appear overvalued. Indexing may eliminate the chance that the Fund will substantially outperform the Index but also may reduce some of the risks of active management, such as poor security selection. Indexing seeks to achieve lower costs and better after-tax performance by aiming to keep portfolio turnover low in comparison to actively managed investment companies.
The Fund will generally use a “replication” strategy to achieve its investment objective, meaning it will invest in all of the component securities of the Index in the same approximate proportion as in the Index. However, the Fund may utilize a representative sampling strategy with respect to the Index when a replication strategy might be detrimental or disadvantageous to shareholders, such as when there are practical difficulties or substantial costs involved in compiling a portfolio of equity securities to replicate the Index, in instances in which a security in the Index becomes temporarily illiquid, unavailable or less liquid, or as a result of legal restrictions or limitations (such as tax diversification requirements) that apply to the Fund but not the Index. The Adviser expects that, over time, the correlation between the Fund’s performance and that of the Index, before fees and expenses, will be 95% or better. If the Fund uses a replication strategy, it can be expected to have greater correlation to the Index than if it uses a representative sampling strategy.
The Fund is considered to be non-diversified, which means that it may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it were a diversified fund. To the extent the Index is concentrated (i.e., holds 25% or more of its total assets) in a particular industry or group of industries, the Fund is expected to be concentrated in that industry or group of industries to approximately the same extent that the Index concentrates in an industry or group of industries. As of December 31, 2025, a significant portion of the Index is represented by securities of companies in the financials sector. The degree to which Index Components represent certain sectors or industries may change over time.
The Fund may lend securities representing up to one-third of the value of the Fund’s total assets (including the value of any collateral received).
Strategy Portfolio Concentration [Text]	To the extent the Index is concentrated (i.e., holds 25% or more of its total assets) in a particular industry or group of industries, the Fund is expected to be concentrated in that industry or group of industries to approximately the same extent that the Index concentrates in an industry or group of industries.